AS FILED WITH THE  SECURITIES  AND  EXCHANGE COMMISSION  ON  April 18, 2001
------------------------------------------------------------------------------


                                                             FILE NOS. 333-50879
                                                                       811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. _7_ /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 22 /X/

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                           ANTHONY POOLE, ESQUIRE
FOLEY & LARDNER                                    ALFS, INC
3000 K STREET N.W. SUITE 500                       3100 SANDERS ROAD, SUITE J5B
WASHINGTON, D.C.  20007                            NORTHBROOK, IL  60062

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2001 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Annuity Contracts and Participating Interests Therein.

THE AIM LIFETIME PLUS-SM- II VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-776-6978                PROSPECTUS DATED
                                                     MAY 1, 2001

--------------------------------------------------------------------------------

Glenbrook Life and Annuity Company ("GLENBROOK") is offering the AIM Lifetime Plus-SM- II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 19 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 16 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds:

- AIM V.I. Aggressive Growth Fund                    - AIM V.I. Government Securities Fund
- AIM V.I. Balanced Fund                             - AIM V.I. Growth Fund
- AIM V.I. Blue Chip Fund                            - AIM V.I. Growth and Income Fund*
- AIM V.I. Capital Appreciation Fund                 - AIM V.I. High Yield Fund
- AIM V.I. Capital Development Fund                  - AIM V.I. International Equity Fund
- AIM V.I. Dent Demographic Trends Fund              - AIM V.I. Money Market Fund
- AIM V.I. Diversified Income Fund                   - AIM V.I. New Technology Fund**
- AIM V.I. Global Utilities Fund                     - AIM V.I. Value Fund

------------------------

* Effective September 18, 2000 all of the assets of the AIM V.I. Global Growth and Income Fund were combined into the AIM V.I. Growth and Income Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the AIM V.I. Global Growth and Income Fund. In conjunction with the combining of the funds, the AIM V.I. Global Growth and Income Sub-Account ("Global Growth and Income Sub-Account") was combined into the AIM V.I. Growth and Income Sub-Account ("Growth and Income Sub-Account). When the Sub-Accounts were combined, those with interests in the Global Growth and Income Sub-Account received interests in the Growth and Income Sub-Account equal in value to their interests in the Global Growth and Income Sub-Account at the time of the combination. As a result, the Global Growth and Income Sub-Account is no longer offered as an investment option.

** Effective May 1, 2001, the Fund changed its name from AIM V.I.
Telecommunications and Technology Fund to AIM V.I. New Technology Fund to reflect changes in its investment policies. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

WE (Glenbrook) have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.
--------------------------------------------------------------------------------

                   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                   DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                   HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                   PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                   FEDERAL CRIME.

    IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
     NOTICES       HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                   INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                   CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED
                   BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                   INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                   INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                   THE CONTRACTS ARE NOT FDIC INSURED.

                                   PROSPECTUS

TABLE OF CONTENTS
-------------------------------------------------------------------

                                               PAGE
-----------------------------------------------------
OVERVIEW
-----------------------------------------------------
   Important Terms                               3
-----------------------------------------------------
   The Contract At A Glance                      4
-----------------------------------------------------
   How the Contract Works                        6
-----------------------------------------------------
   Expense Table                                 7
-----------------------------------------------------
   Financial Information                        11
-----------------------------------------------------
CONTRACT FEATURES
-----------------------------------------------------
   The Contract                                 12
-----------------------------------------------------
   Purchases                                    13
-----------------------------------------------------
   Contract Value                               14
-----------------------------------------------------
   Investment Alternatives
-----------------------------------------------------
      The Variable Sub-Accounts                 15
-----------------------------------------------------
      The Fixed Account Options                 16
-----------------------------------------------------
      Transfers                                 18
-----------------------------------------------------
   Expenses                                     20
-----------------------------------------------------
   Access To Your Money                         23
-----------------------------------------------------
   Income Payments                              24
-----------------------------------------------------

-----------------------------------------------------
                                               PAGE

   Death Benefits                               26
-----------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------
   More Information:                            29
-----------------------------------------------------
      Glenbrook                                 29
-----------------------------------------------------
      The Variable Account                      29
-----------------------------------------------------
      The Funds                                 30
-----------------------------------------------------
      The Contract                              30
-----------------------------------------------------
      Qualified Plans                           31
-----------------------------------------------------
      Legal Matters                             31
-----------------------------------------------------
   Taxes                                        31
-----------------------------------------------------
   Annual Reports and Other Documents           34
-----------------------------------------------------
   Performance Information                      34
-----------------------------------------------------
   Experts                                      35
-----------------------------------------------------
APPENDIX A -- ACCUMULATION UNIT VALUES         A-1
-----------------------------------------------------
APPENDIX B -- MARKET VALUE ADJUSTMENT
EXAMPLE                                        B-1
-----------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE
OF CONTENTS                                    C-1
-----------------------------------------------------

                            2      PROSPECTUS

IMPORTANT TERMS
-------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                               PAGE
-----------------------------------------------------
   Accumulation Phase                            6
-----------------------------------------------------
   Accumulation Unit                            11
-----------------------------------------------------
   Accumulation Unit Value                      11
-----------------------------------------------------
   Annuitant                                    12
-----------------------------------------------------
   Automatic Additions Program                  13
-----------------------------------------------------
   Automatic Fund Rebalancing Program           19
-----------------------------------------------------
   Beneficiary                                  12
-----------------------------------------------------
   Cancellation Period                          13
-----------------------------------------------------
   *Contract                                    30
-----------------------------------------------------
   Contract Anniversary                          5
-----------------------------------------------------
   Contract Owner ("You")                        6
-----------------------------------------------------
   Contract Value                                5
-----------------------------------------------------
   Contract Year                                 5
-----------------------------------------------------
   Death Benefit Anniversary                    26
-----------------------------------------------------
   Dollar Cost Averaging Program                19
-----------------------------------------------------
   Due Proof of Death                           26
-----------------------------------------------------
   Enhanced Death Benefit Rider                 26
-----------------------------------------------------
   Enhanced Death and Income Benefit
   Combination Rider                            27
-----------------------------------------------------
   Fixed Account Options                        16
-----------------------------------------------------

-----------------------------------------------------

   Free Withdrawal Amount                       21
                                               PAGE
-----------------------------------------------------
   Funds                                        15
-----------------------------------------------------
   Glenbrook ("We")                             29
-----------------------------------------------------
   Guarantee Period                             16
-----------------------------------------------------
   Income Plan                                  24
-----------------------------------------------------
   Investment Alternatives                      15
-----------------------------------------------------
   Issue Date                                    6
-----------------------------------------------------
   Market Value Adjustment                      18
-----------------------------------------------------
   Payout Phase                                  6
-----------------------------------------------------
   Payout Start Date                            24
-----------------------------------------------------
   Qualified Contract                           33
-----------------------------------------------------
   Right to Cancel                              14
-----------------------------------------------------
   SEC                                           1
-----------------------------------------------------
   Settlement Value                             26
-----------------------------------------------------
   Systematic Withdrawal Program                23
-----------------------------------------------------
   Treasury Rate                                18
-----------------------------------------------------
   Valuation Date                               13
-----------------------------------------------------
   Variable Account                             29
-----------------------------------------------------
   Variable Sub-Account                         15
-----------------------------------------------------

------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                            3      PROSPECTUS

THE CONTRACT AT A GLANCE
-------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS                           You can purchase a Contract with as little as $5,000 ($2,000 for "QUALIFIED CONTRACTS", which are Contracts issued with
                                            QUALIFIED PLANS). You can add to your Contract as often and as much as you like, but each payment must be at least $500
                                            ($100 for automatic purchase payments to the variable
                                            investment options). You must maintain a minimum account
                                            size of $1,000.
--------------------------------------------------------------------------------------------------------

RIGHT TO CANCEL                             You may cancel your Contract within 20 days of receipt or
                                            any longer period as your state may require ("CANCELLATION
                                            PERIOD"). Upon cancellation we will return your purchase
                                            payments adjusted, to the extent federal or state law
                                            permits, to reflect the investment experience of any amounts allocated to the Variable Account.
--------------------------------------------------------------------------------------------------------

EXPENSES                                    You will bear the following expenses:
                                            -  Total Variable Account annual fees equal to 1.10% of
                                               average daily net assets (1.30% if you select the
                                               ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the
                                               Enhanced Death and Income Benefit Combination Rider
                                               (available with Contracts issued before July 27, 2000);
                                               and 1.60% if You select the Enhanced Death and Income
                                               Benefit Combination Rider II (available with Contracts
                                               issued on or after July 27, 2000))
                                            -  Annual contract maintenance charge of $35 (with certain exceptions)
                                            -  Withdrawal charges ranging from 0% to 7% of payment
                                               withdrawn (with certain exceptions)
                                            -  Transfer fee of $10 after 12th transfer in any CONTRACT
                                               YEAR (fee currently waived)
                                            -  State premium tax (if your state imposes one)
                                            In addition, each Fund pays expenses that you will bear
                                            indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------

INVESTMENT ALTERNATIVES                     The Contract offers 19 investment alternatives including:
                                            -  3 Fixed Account Options (which credit interest at rates we guarantee)
                                            -  16 Variable Sub-Accounts investing in Funds offering
                                               professional money management by A I M Advisors, Inc.
                                            To find out current rates being paid on the Fixed Account
                                            Options, or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-776-6978.
--------------------------------------------------------------------------------------------------------

SPECIAL SERVICES                            For your convenience, we offer these special services:
                                            -  AUTOMATIC FUND REBALANCING PROGRAM
                                            -  AUTOMATIC ADDITIONS PROGRAM
                                            -  DOLLAR COST AVERAGING PROGRAM
                                            -  SYSTEMATIC WITHDRAWAL PROGRAM

                            4      PROSPECTUS

--------------------------------------------------------------------------------------------------------

INCOME PAYMENTS                             You can choose fixed income payments, variable income
                                            payments, or a combination of the two. You can receive your income payments in one of the following ways:
                                            -  life income with guaranteed payments
                                            -  a joint and survivor life income with guaranteed payments
                                            -  guaranteed payments for a specified period (5 to 30
                                               years)
--------------------------------------------------------------------------------------------------------

DEATH BENEFITS                              If you die before the PAYOUT START DATE, we will pay the
                                            death benefit described in the Contract. We also offer an
                                            Enhanced Death Benefit Rider and an Enhanced Death and
                                            Income Benefit Combination Rider.
--------------------------------------------------------------------------------------------------------

TRANSFERS                                   Before the Payout Start Date, you may transfer your Contract value ("CONTRACT VALUE") among the investment alternatives, with certain restrictions. No minimum applies to the amount you transfer.
                                            We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your contract or a Contract anniversary
                                            ("CONTRACT ANNIVERSARY").
--------------------------------------------------------------------------------------------------------

WITHDRAWALS                                 You may withdraw some or all of your Contract Value at
                                            anytime during the Accumulation Phase. Full or partial
                                            withdrawals are available under limited circumstances on or after the Payout Start Date.
                                            In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.

                            5      PROSPECTUS

HOW THE CONTRACT WORKS
-------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 19 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 24. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

    ISSUE              ACCUMULATION PHASE                 PAYOUT      PAYOUT
    DATE                                                  START       PHASE
                                                           DATE
   ------------------------------------------------------------------------------------------------------
   You buy   You save for retirement                   You elect to   You can receive   Or you can
   a                                                   receive        income payments   receive income
   Contract                                            income         for a set         payments for life
                                                       payments or    period
                                                       receive a
                                                       lump sum
                                                       payment

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-776-6978 if you have any question about how the Contract works.

                            6      PROSPECTUS

EXPENSE TABLE
-------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:     0          1          2          3
---------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                                                   7%         7%         6%         6%
---------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                                $35.00**
---------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                                      $10.00***
---------------------------------------------------------------------------------------------------------------------------

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:     4          5          6          7+
--------------------------------------------------------------------------------
Applicable Charge:                                                                   5%         4%         3%       0%
--------------------------------------------------------------------------------
Annual Contract Maintenance Charge
--------------------------------------------------------------------------------
Transfer Fee
--------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

 **We will waive this charge in certain cases. See "Expenses."

***Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

                                                                With Enhanced          With Enhanced             With Enhanced
                                                 Base           Death Benefit         Death and Income          Death and Income
                                               Contract             Rider              Benefit Rider*          Benefit Rider II**
---------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge               1.00%               1.20%                  1.40%                      1.50%
---------------------------------------------------------------------------------------------------------------------------------
Administrative Expense Charge                   0.10%               0.10%                  0.10%                      0.10%
---------------------------------------------------------------------------------------------------------------------------------
Total Variable Account Annual Expenses          1.10%               1.30%                  1.50%                      1.60%
---------------------------------------------------------------------------------------------------------------------------------

 * For contracts issued before July 27, 2000, the Mortality and Expense Risk charge will be equal to 1.40% of the daily net assets of the Variable Account.
** For contracts issued on or after July 27, 2000, the Mortality and Expense
   Risk charge will be equal to 1.50% of the daily net assets in the Variable Account.

                            7      PROSPECTUS

FUND ANNUAL EXPENSES(After Voluntary Reductions and Reimbursements) (as a percentage of Fund average daily net assets)(1)

                                                                   Management          Other           Total Annual
Fund                                                                  Fees            Expenses         Fund Expenses
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (2)                                  0.80%             0.46%               1.26%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund (2)                                           0.75%             0.35%               1.10%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund (3)                                          0.02%             1.38%               1.40%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                   0.61%             0.21%               0.82%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund (2)                                0.75%             0.63%               1.38%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (4)                            0.72%             0.78%               1.50%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                     0.60%             0.30%               0.90%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                       0.65%             0.45%               1.10%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                                  0.50%             0.47%               0.97%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                 0.61%             0.22%               0.83%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                      0.60%             0.24%               0.84%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (2)                                         0.63%             0.56%               1.19%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                   0.73%             0.29%               1.02%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                                           0.40%             0.31%               0.71%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                         1.00%             0.31%               1.31%
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                  0.61%             0.23%               0.84%
--------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2000 (except as otherwise noted).

(2) Expenses have been restated to reflect current fees.

(3) Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Annual Fund Expenses to 1.40% of average daily net assets until December 31, 2001. Total Annual Fund Expenses before waivers and reimbursements were 2.13%.

(4) Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Annual Fund Expenses to 1.50% of average daily net assets until December 31, 2001. Total Annual Fund Expenses before waivers and reimbursements were 1.63%.

                            8      PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of the expenses that you would bear directly or indirectly if you:

- invested $1,000 in a Variable Sub-Account,

- earned a 5% annual return on your investment, and

- surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

- Elected the Enhanced Death and Income Benefit Combination Rider II.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Sub-Account                                                   1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                                     $90               $143               $188                $317
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $88               $138               $181                $302
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip                                             $91               $147               $195                $331
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $85               $130               $167                $273
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development                                   $91               $146               $194                $329
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                               $92               $150               $200                $341
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $86               $132               $171                $281
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                      $88               $138               $181                $302
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $87               $134               $174                $289
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $86               $130               $167                $274
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $86               $131               $168                $275
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $89               $141               $185                $310
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $87               $136               $177                $294
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market                                          $84               $127               $161                $262
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology                                        $90               $144               $191                $322
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $86               $131               $168                $275
------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan for a specified period), at the end of each period.

Sub-Account                                                   1 Year            3 Years            5 Years            10 Years
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                                     $29               $ 86               $151                $317
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced                                              $27               $ 84               $142                $302
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip                                             $30               $ 93               $158                $331
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                  $24               $ 75               $128                $273
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development                                   $30               $ 92               $157                $329
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                               $31               $ 96               $163                $341
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income                                    $25               $ 77               $132                $281
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities                                      $27               $ 84               $142                $302
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                 $26               $ 80               $136                $289
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                                $24               $ 75               $129                $274
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income                                     $25               $ 76               $129                $275
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield                                            $28               $ 86               $147                $310
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity                                  $26               $ 81               $138                $294
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market                                          $23               $ 72               $122                $262
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology                                        $29               $ 90               $153                $322
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value                                                 $25               $ 76               $129                $275
------------------------------------------------------------------------------------------------------------------------------

                            9      PROSPECTUS

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE EXAMPLES ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ON PAGE 8 ARE IN EFFECT FOR THE TIME PERIODS PRESUMED ABOVE. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.50% (FOR CONTRACTS ISSUED ON OR AFTER JULY 27,
2000). IF THAT OPTION WERE NOT ELECTED, THE EXAMPLE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $57,476.

                           10      PROSPECTUS

FINANCIAL INFORMATION
-------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook also appear in the Statement of Additional Information.

                           11      PROSPECTUS

THE CONTRACT
-------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus(SM) II Variable Annuity is a contract between you, the Contract owner, and Glenbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

- the investment alternatives during the Accumulation and Payout Phases,

- the amount and timing of your purchase payments and withdrawals,

- the programs you want to use to invest or withdraw money,

- the income payment plan you want to use to receive retirement income,

- the Annuitant (either yourself or someone else) on whose life the income payments will be based,

- the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or Annuitant dies, and

- any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. At issue, the maximum age of the Contract Owner(s) cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page 31.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract owner is a natural person, you may change the Annuitant prior to the Payout Start Date. Prior to the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. In our discretion, we may permit you to designate a joint Annuitant prior to the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

- the youngest Contract owner if living, otherwise

- the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

- your spouse or, if he or she is no longer alive,

- your surviving children equally, or if you have no surviving children,

- your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT
Only a Glenbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the

                           12      PROSPECTUS

Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
-------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $500 or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the owner is a non-natural person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center in Vernon Hills (mailing address: 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will

                           13      PROSPECTUS
pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

CONTRACT VALUE
-------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your interest in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

- changes in the share price of the Fund in which the Variable Sub-Account invests, and

- the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 32 and 33 below.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                           14      PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
-------------------------------------------------------------------

You may allocate your purchase payments to up to 16 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.

FUND:                                             EACH FUND SEEKS*:
AIM V.I. Aggressive Growth Fund**                 Long-term growth of capital
AIM V.I. Balanced Fund                            As high a total return as possible, consistent
                                                  with preservation of capital
AIM V.I. Blue Chip Fund                           Long-term growth of capital with a secondary
                                                  objective of current income
AIM V.I. Capital Appreciation Fund                Growth of capital
AIM V.I. Capital Development Fund                 Long-term growth of capital
AIM V.I. Dent Demographic Trends Fund             Long-term growth of capital
AIM V.I. Diversified Income Fund                  High level of current income
AIM V.I. Global Utilities Fund                    High total return
AIM V.I. Government Securities Fund               High level of current income consistent with
                                                  reasonable concern for safety of principal
AIM V.I. Growth Fund                              Growth of capital
AIM V.I. Growth and Income Fund                   Growth of capital with a secondary objective of
                                                  current income
AIM V.I. High Yield Fund                          High level of current income
AIM V.I. International Equity Fund                Long-term growth of capital
AIM V.I. Money Market Fund                        As high a level of current income as is
                                                  consistent with the preservation of capital and
                                                  liquidity
AIM V.I. New Technology Fund                      Long-term growth of capital
AIM V.I. Value Fund                               Long-term growth of capital with income as a
                                                  secondary objective.

 *A Fund's investment objective may be changed by the Fund's Board of Directors without shareholder approval.

**Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. During closed periods, the Fund will accept additional investments from existing participants.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                           15      PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
-------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including two dollar cost averaging options and the option to invest in one or more GUARANTEE PERIODS. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 19, by allocating purchase payments to the Fixed Account either for 6 months (the
"6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the other investment alternatives you designated. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

If we do not receive allocation instructions from you, the payment and associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments.

You may not transfer funds from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each purchase payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment.

We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Glenbrook at 1-800-776-6978. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

                           16      PROSPECTUS

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment............................................  $10,000
Guarantee Period............................................  5 years
Annual Interest Rate........................................    4.50%

                              END OF CONTRACT YEAR

                                                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
                                                  ----------   ----------   ----------   ----------   ----------
Beginning Contract Value......................    $10,000.00
  X (1 + Annual Interest Rate)                       X 1.045
                                                  ----------
                                                  $10,450.00
Contract Value at end of Contract Year........                 $10,450.00
  X (1 + Annual Interest Rate)                                    X 1.045
                                                               ----------
                                                               $10,920.25
Contract Value at end of Contract Year........                              $10,920.25
  X (1 + Annual Interest Rate)                                                 X 1.045
                                                                            ----------
                                                                            $11,411.66
Contract Value at end of Contract Year........                                           $11,411.66
  X (1 + Annual Interest Rate)                                                              X 1.045
                                                                                         ----------
                                                                                         $11,925.19
Contract Value at end of Contract Year........                                                        $11,925.19
  X (1 + Annual Interest Rate)                                                                           X 1.045
                                                                                                      ----------
                                                                                                      $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS
Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

    1) take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

    2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

    3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

    4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

                           17      PROSPECTUS

MARKET VALUE ADJUSTMENT
All withdrawals in excess of the Free Withdrawal Amount, and transfers from a Guarantee Period, other than those taken during the 30 day period after a Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit (a Market Value Adjustment made upon payment of a death benefit would be positive) and when you apply amounts currently invested in this option to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We will not apply a Market Value Adjustment to a withdrawal you make:

- within the Free Withdrawal Amount as described on page 21,

- as part of the Dollar Cost Averaging Program,

- when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

- to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
-------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. There is no minimum transfer amount. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

                           18      PROSPECTUS

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-776-6978. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

EXCESSIVE TRADING LIMITS
For Contracts issued on or after May 1, 1999, we reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract owner or certain Contract owners, if:

- we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

- we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

    1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

    2) You may dollar cost average out of any Variable Sub-account into any other Variable Sub-account(s).

    3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you

                           19      PROSPECTUS
allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES
-------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

- total purchase payments equal $50,000 or more, or

- all money is allocated to the Fixed Account Options, as of the Contract Anniversary.

After the Payout Start Date, we will waive this charge if, as of the Payout Start Date:

- the Contract Value is $50,000 or more, or

- all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the

                           20      PROSPECTUS
current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Glenbrook will bear the loss.

We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the purchase payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

- on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

- the death of the Contract owner or Annuitant (unless the settlement value is used);

- withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

- withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

    1) you, or the Annuitant if the Contract is owned by a non-natural person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

    2) we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's

                           21      PROSPECTUS
        stay at the long term care facility or hospital; and

    3) a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

    1) you (or the Annuitant if the Contract owner is not a natural person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

    2)  you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

    1) you or the Annuitant become unemployed at least one year after the Issue Date;

    2) you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

    3) you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract owner is not a natural person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 8-9 above. We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.

                           22      PROSPECTUS

ACCESS TO YOUR MONEY
-------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal Request is incomplete and will not be honored.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

    1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

    2)  An emergency exists as defined by the SEC; or

    3)  The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

                           23      PROSPECTUS

INCOME PAYMENTS
-------------------------------------------------------------------

PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

- fixed income payments;

- variable income payments; or

- a combination of the two.

The three Income Plans are:

INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us. You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed

                           24      PROSPECTUS
income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

- pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

- reduce the frequency of your payments so that each payment will be at least
  $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2)  deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

                           25      PROSPECTUS

DEATH BENEFITS
-------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

    1)  any Contract owner dies or,

    2) the Annuitant dies,if the Contract is owned by a company or other legal entity.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

- a certified copy of a death certificate; or

- a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

- any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit is equal to the greatest of:

    1)  the Contract Value as of the date we determine the death benefit, or

    2) the Settlement Value (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

    3) the sum of all purchase payments reduced by a withdrawal adjustment, as defined below, or

    4) the greatest of the Contract Values on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

    (a) is the withdrawal amount;

    (b) is the Contract Value immediately prior to the withdrawal; and

    (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

A Market Value Adjustment made upon payment of a death benefit would be positive.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Owner is a non-natural person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or (5) the enhanced death benefit.

If the Contract owner is a living individual, the enhanced death benefit applies only for the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract. The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial purchase payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Enhanced Death Benefit A dollar-for-dollar. Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." In the absence of any

                           26      PROSPECTUS
withdrawals or purchase payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or, if the Contract owner is not a natural person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

- we determine the death benefit, or

- the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-natural person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Rider Combination is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

- is on or after the tenth Contract Anniversary, and

- is during the 30-day period following the Contract Anniversary.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000) If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an option benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

This minimum amount is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

- is on or after the tenth Contract Anniversary, and

                           27      PROSPECTUS

- is during the 30-day period following the Contract Anniversary.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you must select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the enhanced income benefit may not be appropriate. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

- 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

- 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time. Neither of the Enhanced Death and Income Benefit Combination rider's benefits are available under a Contract that is continued by a surviving spouse. After the death of the Contract owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

DEATH BENEFIT PAYMENTS

A death benefit will be paid if:

    1) the Contract owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

    2) the death benefit is paid as of the day we determine the value of the death benefit.

Otherwise, the Settlement Value will be paid. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death, whichever is earlier. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

The Contract owner eligible to receive death benefits has the following options:

    1) If the Contract owner is not a natural person, then the Contract owner may elect to receive the death benefit in one or more distributions.

    2) If the Contract owner is a natural person, the Contract owner may elect to receive the death benefit under an Income Plan or in one or more distributions. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

        - the life of the Contract owner; or

        - a period not to exceed the life expectancy of the Contract owner; or

        - the life of the Contract owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

    3) If the surviving spouse of the deceased Contract owner is the sole new Contract owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge or a Market Value Adjustment. On the day the Contract is continued, the Contract Value will be the death benefit on the Valuation Date after we receive due proof of death. Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any proportion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Fund Variable Sub-Account. Within 30 days of the

                           28      PROSPECTUS
        date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

        - Transfer all or a portion of the excess among the Variable
          Sub-Accounts;

        - Transfer all or a portion of the excess into the Standard Fixed Account or the Market Value Adjusted Fixed Account and begin a new Guarantee Period; or

        - Transfer all or a portion of the excess into a combination of Variable Sub-Accounts, the Standard Fixed Account or the Market Value Adjusted Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The death benefit of the continued Contract will be the greater of:

    (a) the sum of all purchase payments reduced by a withdrawal adjustment, as defined in the death benefit provision, or

    (b) the Contract Value on the date we determine the death benefit.

The Mortality and Expense Risk Charge under the continued Contract would be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the Contract, and any optional benefits previously elected under the Contract will terminate.

MORE INFORMATION
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GLENBROOK
Glenbrook is the issuer of the Contract. Glenbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. Glenbrook was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook; Glenbrook remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT
Glenbrook established the Glenbrook Life and Annuity Company Separate Account A on September 6, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only

                           29      PROSPECTUS
the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Glenbrook.

The Variable Account consists of 16 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other variable sub-accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc. located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ALFS, Inc. ("ALFS") is a wholly owned subsidiary of Allstate Life.

ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis). These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not

                           30      PROSPECTUS
expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

- issuance of the Contracts;

- maintenance of Contract owner records;

- Contract owner services;

- calculation of unit values;

- maintenance of the Variable Account; and

- preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Glenbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Glenbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook.

TAXES
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The following discussion is general and is not intended as tax advice. Glenbrook makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

    1)  the Contract owner is a natural person,

    2) the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

    3) Glenbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes,

                           31      PROSPECTUS
the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

- made on or after the date the individual attains age 59 1/2,

- made to a beneficiary after the Contract owner's death,

- attributable to the Contract owner being disabled, or

- for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered

                           32      PROSPECTUS
amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

    1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

    2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

    1)  made on or after the date the Contract owner attains age 59 1/2;

    2)  made as a result of the Contract owner's death or disability;

    3) made in substantially equal periodic payments over the Contract owner's life or life expectancy,

    4)  made under an immediate annuity, or

    5)  attributable to investment in the Contract before August 14, 1982.

    You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Glenbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS
Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

- Roth IRAs under Section 408A of the Code;

- Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

- Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans; and

- State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(b) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

    1)  on or after the date the employee

        - attains age 59 1/2,

        - separates from service, dies,

        - becomes disabled, or

    2) on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of Contract Value to another 403(b) plan.

                           33      PROSPECTUS

INCOME TAX WITHHOLDING
Glenbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

    1)  required minimum distributions, or

    2) a series of substantially equal periodic payments made over a period of at least 10 years, or, over the life (joint lives) of the participant (and beneficiary).

Glenbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------

Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000947878. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at or P.O. Box 94039, Palatine, Illinois 60094-4039 (telephone:
1-800-776-6978).

PERFORMANCE INFORMATION
-------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax

                           34      PROSPECTUS
brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

EXPERTS
-------------------------------------------------------------------

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000, and for each of the periods in the two years then ended incorporated herein by reference have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                           35      PROSPECTUS

APPENDIX A
-------------------------------------------------------------------

                       ACCUMULATION UNIT VALUE AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                                  BASIC POLICY

                                                              FOR THE YEARS BEGINNING JANUARY 1*
                                                                   AND ENDING DECEMBER 31,
                                                              ----------------------------------
                                                                1998        1999         2000
                                                              --------   ----------   ----------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $10.561      $15.111
  Accumulation Unit Value, End of Period....................   $10.561      $15.111      $15.335
  Number of Units Outstanding, End of Period................    50,119      334,924      977,355
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $11.298      $13.331
  Accumulation Unit Value, End of Period....................   $11.298      $13.331      $12.633
  Number of Units Outstanding, End of Period................    67,315      626,980    1,446,234
AIM V.I. BLUE CHIP SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --          --          $10.000
  Accumulation Unit Value, End of Period....................     --          --           $8.856
  Number of Units Outstanding, End of Period................     --          --          624,320
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $11.037      $15.787
  Accumulation Unit Value, End of Period....................   $11.037      $15.787      $13.912
  Number of Units Outstanding, End of Period................    97,387      829,707    1,857,392
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000       $9.914      $12.658
  Accumulation Unit Value, End of Period....................    $9.914      $12.658      $13.680
  Number of Units Outstanding, End of Period................    12,713      125,972      287,657
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --          --          $10.000
  Accumulation Unit Value, End of Period....................     --          --           $7.918
  Number of Units Outstanding, End of Period................     --          --          598,538
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000       $9.873       $9.577
  Accumulation Unit Value, End of Period....................    $9.873       $9.577       $9.539
  Number of Units Outstanding, End of Period................    31,735      248,525      439,159
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $10.803      $14.271
  Accumulation Unit Value, End of Period....................   $10.803      $14.271      $13.794
  Number of Units Outstanding, End of Period................    28,175      112,484      290,288
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $10.706      $10.162
  Accumulation Unit Value, End of Period....................   $10.706      $10.162      $11.069
  Number of Units Outstanding, End of Period................    52,212      402,500      641,767
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $11.824      $15.815
  Accumulation Unit Value, End of Period....................   $11.824      $15.815      $12.438
  Number of Units Outstanding, End of Period................    77,514    1,176,171    2,649,755

                                                              FOR THE YEARS BEGINNING JANUARY 1*
                                                                   AND ENDING DECEMBER 31,
                                                              ----------------------------------
                                                                1998        1999         2000
                                                              --------   ----------   ----------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $11.684      $15.514
  Accumulation Unit Value, End of Period....................   $11.684      $15.514      $13.112
  Number of Units Outstanding, End of Period................   112,627    1,472,961    2,784,766
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000       $9.099       $9.946
  Accumulation Unit Value, End of Period....................    $9.099       $9.946       $7.968
  Number of Units Outstanding, End of Period................    61,267      374,834      627,449
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000       $9.674      $14.835
  Accumulation Unit Value, End of Period....................    $9.674       14.835      $10.799
  Number of Units Outstanding, End of Period................    34,979      294,021      872,074
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $10.221      $10.582
  Accumulation Unit Value, End of Period....................   $10.221      $10.582      $11.080
  Number of Units Outstanding, End of Period................   104,779      284,221      452,398
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --          --          $10.000
  Accumulation Unit Value, End of Period....................     --          --          $20.254
  Number of Units Outstanding, End of Period................     --          --          174,056
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $11.747      $15.091
  Accumulation Unit Value, End of Period....................   $11.747      $15.091      $12.741
  Number of Units Outstanding, End of Period................   139,946    1,901,840    3,794,646

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contract on June 2, 1998, except the Blue Chip, Dent Demographics Trends, and New Technology Variable Sub-Accounts ("the New Sub-Accounts"), which commenced operations on January 3, 2000.

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                 BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                                                               FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                         ENDING DECEMBER 31
                                                              ----------------------------------------
                                                                 1998          1999           2000
                                                              ----------   ------------   ------------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.549        $15.063
  Accumulation Unit Value, End of Period....................    $10.549        $15.063        $15.256
  Number of Units Outstanding, End of Period................     57,688        314,748        812,651
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $11.285        $13.289
  Accumulation Unit Value, End of Period....................    $11.285        $13.289        $12.568
  Number of Units Outstanding, End of Period................    221,488      1,149,345      1,860,197
AIM V.I. BLUE CHIP SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --            --             $10.000
  Accumulation Unit Value, End of Period....................     --            --              $8.837
  Number of Units Outstanding, End of Period................     --            --             642,797
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $11.025        $15.737
  Accumulation Unit Value, End of Period....................    $11.025        $15.737        $13.840
  Number of Units Outstanding, End of Period................    223,554      1,105,150      1,996,042
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.902        $12.619
  Accumulation Unit Value, End of Period....................     $9.902        $12.619        $13.609
  Number of Units Outstanding, End of Period................     55,046        195,123        323,336
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --            --             $10.000
  Accumulation Unit Value, End of Period....................     --            --              $7.902
  Number of Units Outstanding, End of Period................     --            --             731,687
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.861         $9.547
  Accumulation Unit Value, End of Period....................     $9.861         $9.547         $9.490
  Number of Units Outstanding, End of Period................     40,007        277,036        397,447
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.791        $14.226
  Accumulation Unit Value, End of Period....................    $10.791        $14.226        $13.723
  Number of Units Outstanding, End of Period................     21,377        146,531        353,455
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.693        $10.130
  Accumulation Unit Value, End of Period....................    $10.693        $10.130        $11.013
  Number of Units Outstanding, End of Period................     15,866        330,314        439,132
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $11.810        $15.765
  Accumulation Unit Value, End of Period....................    $11.810        $15.765        $12.374
  Number of Units Outstanding, End of Period................    182,188      1,590,694      3,016,959

                                                               FOR THE YEARS BEGINNING JANUARY 1* AND
                                                                         ENDING DECEMBER 31
                                                              ----------------------------------------
                                                                 1998          1999           2000
                                                              ----------   ------------   ------------
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $11.671        $15.465
  Accumulation Unit Value, End of Period....................    $11.671        $15.465        $13.044
  Number of Units Outstanding, End of Period................    276,962      2,087,079      3,450,090
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.088         $9.914
  Accumulation Unit Value, End of Period....................     $9.088         $9.914         $7.927
  Number of Units Outstanding, End of Period................    103,485        361,905        414,830
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000         $9.663        $14.788
  Accumulation Unit Value, End of Period....................     $9.663        $14.788        $10.744
  Number of Units Outstanding, End of Period................     63,514        374,374        817,142
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $10.209        $10.549
  Accumulation Unit Value, End of Period....................    $10.209        $10.549        $11.023
  Number of Units Outstanding, End of Period................    111,395        250,507        290,648
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --            --             $10.000
  Accumulation Unit Value, End of Period....................     --            --             $20.217
  Number of Units Outstanding, End of Period................     --            --             177,109
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............    $10.000        $11.733        $15.044
  Accumulation Unit Value, End of Period....................    $11.733        $15.044        $12.675
  Number of Units Outstanding, End of Period................    350,953      2,912,880      5,037,578

* The Contracts, including the Enhanced Death Benefit Rider, were first offered for sale on June 2, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contract on June 2, 1998, except the Blue Chip, Dent Demographic Trends, and New Technology Variable Sub-Accounts ("the New Sub-Accounts), which commenced operations on January 3, 2000.

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
     BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                                                                  FOR THE YEARS BEGINNING
                                                                   JANUARY 1* AND ENDING
                                                                        DECEMBER 31
                                                              --------------------------------
                                                                1998       1999        2000
                                                              --------   --------   ----------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000    $10.536      $15.016
  Accumulation Unit Value, End of Period....................   $10.536    $15.016      $15.178
  Number of Units Outstanding, End of Period................    63,177    256,328      603,453
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000    $11.272      $13.247
  Accumulation Unit Value, End of Period....................   $11.272    $13.247      $12.504
  Number of Units Outstanding, End of Period................   164,576    696,094      973,478
AIM V.I. BLUE CHIP SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --         --         $10.000
  Accumulation Unit Value, End of Period....................     --         --          $8.819
  Number of Units Outstanding, End of Period................     --         --         257,539
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000    $11.012      $15.687
  Accumulation Unit Value, End of Period....................   $11.012    $15.687      $13.769
  Number of Units Outstanding, End of Period................   203,098    691,747    1,136,828
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $9.891      $12.579
  Accumulation Unit Value, End of Period....................    $9.891    $12.579      $13.539
  Number of Units Outstanding, End of Period................    42,275     94,929      214,372
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --         --         $10.000
  Accumulation Unit Value, End of Period....................     --         --          $7.886
  Number of Units Outstanding, End of Period................     --         --         440,369
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $9.850       $9.516
  Accumulation Unit Value, End of Period....................    $9.850     $9.516       $9.441
  Number of Units Outstanding, End of Period................    25,503    156,436      273,805
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000    $10.778      $14.181
  Accumulation Unit Value, End of Period....................   $10.778    $14.181      $13.652
  Number of Units Outstanding, End of Period................    16,742     81,745      189,249
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000    $10.681      $10.098
  Accumulation Unit Value, End of Period....................   $10.681    $10.098      $10.956
  Number of Units Outstanding, End of Period................    28,964    192,103      252,449

                                                                   FOR THE YEARS BEGINNING
                                                                    JANUARY 1* AND ENDING
                                                                         DECEMBER 31
                                                              ---------------------------------
                                                                1998       1999         2000
                                                              --------   ---------   ----------
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $11.797      $15.715
  Accumulation Unit Value, End of Period....................   $11.797     $15.715      $12.311
  Number of Units Outstanding, End of Period................   233,659   1,047,361    1,726,701
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $11.657      $15.416
  Accumulation Unit Value, End of Period....................   $11.657     $15.416      $12.977
  Number of Units Outstanding, End of Period................   384,306   1,263,124    2,009,418
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $9.077       $9.883
  Accumulation Unit Value, End of Period....................    $9.077      $9.883       $7.886
  Number of Units Outstanding, End of Period................    55,345     246,594      356,066
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000      $9.651      $14.741
  Accumulation Unit Value, End of Period....................    $9.651     $14.741      $10.689
  Number of Units Outstanding, End of Period................    63,643     266,112      633,975
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $10.197      $10.516
  Accumulation Unit Value, End of Period....................   $10.197     $10.516      $10.966
  Number of Units Outstanding, End of Period................    61,481     209,100      364,896
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............     --         --           10.000
  Accumulation Unit Value, End of Period....................     --         --          $20.170
  Number of Units Outstanding, End of Period................     --         --          157,566
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............   $10.000     $11.719      $14.996
  Accumulation Unit Value, End of Period....................   $11.719     $14.996      $12.610
  Number of Units Outstanding, End of Period................   397,504   1,742,887    2,812,963

* The Contracts with the Enhanced Death and Income Benefit Combination Rider, were first offered for sale on June 2, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts with the Enhanced Death and Income Benefit Combination Rider on June 2, 1998, except the Blue Chip, Dent Demographic Trends, and New Technology Variable Sub-Accounts ("the New Sub-Accounts") which commenced operations on January 3, 2000.

                      ACCUMULATION UNIT VALUES AND NUMBER
                     OF ACCUMULATION UNITS OUTSTANDING FOR
          EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
         (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                                                                FOR THE PERIOD
                                                              BEGINNING JULY 27*
                                                                  AND ENDING
                                                                 DECEMBER 31,
                                                                     2000
                                                              -------------------
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $15.172
  Number of Units Outstanding, End of Period................         48,713
AIM V.I. BALANCED SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $12.499
  Number of Units Outstanding, End of Period................         20,905
AIM V.I. BLUE CHIP SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................         $8.816
  Number of Units Outstanding, End of Period................         62,016
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $13.764
  Number of Units Outstanding, End of Period................         53,213
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $13.534
  Number of Units Outstanding, End of Period................          6,821
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................         $7.883
  Number of Units Outstanding, End of Period................         21,890
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................         $9.437
  Number of Units Outstanding, End of Period................          1,115
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $13.647
  Number of Units Outstanding, End of Period................          2,674
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $10.952
  Number of Units Outstanding, End of Period................            944

                                                                FOR THE PERIOD
                                                              BEGINNING JULY 27*
                                                                  AND ENDING
                                                                 DECEMBER 31,
                                                                     2000
                                                              -------------------
AIM V.I. GROWTH SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $12.306
  Number of Units Outstanding, End of Period................         51,565
AIM V.I. GROWTH AND INCOME SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $12.972
  Number of Units Outstanding, End of Period................         58,388
AIM V.I. HIGH YIELD SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................         $7.883
  Number of Units Outstanding, End of Period................          2,363
AIM V.I. INTERNATIONAL EQUITY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $10.684
  Number of Units Outstanding, End of Period................         10,182
AIM V.I. MONEY MARKET SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $10.962
  Number of Units Outstanding, End of Period................         20,867
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $20.162
  Number of Units Outstanding, End of Period................         11,773
AIM V.I. VALUE SUB-ACCOUNT
  Accumulation Unit Value, Beginning of Period..............        $10.000
  Accumulation Unit Value, End of Period....................        $12.605
  Number of Units Outstanding, End of Period................         77,045

* The Enhanced Death and Income Benefit Combination II Rider was first offered for sale on July 27, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contract with the Enhanced Death and Income Benefit Combination Rider II on July 27, 2000.

APPENDIX B
MARKET VALUE ADJUSTMENT
-------------------------------------------------------------------

The Market Value Adjustment is based on the following:

  I      =      the Treasury Rate, for a maturity equal to the Guarantee
                Period, for the week preceding the establishment of the
                Guarantee Period.
  N      =      the number of whole and partial years from the date we
                receive the withdrawal, transfer or death benefit request, or from the Payout Start Date, to the end of the Guarantee
                Period.
  J      =      the Treasury Rate, for a maturity equal to the Guarantee
                Period, for the week preceding the receipt of the
                withdrawal, transfer, death benefit, or income payment
                request.
                "TREASURY RATE" means the U.S. Treasury Note Constant
                Maturity yield as reported in Federal Reserve Bulletin
                Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                      EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:          $10,000 allocated to a Guarantee Period
Guarantee Period:          5 years
Guaranteed Interest Rate:  4.50%
5 Year Treasury Rate (at
  the time the Guarantee
  period was
  established):            4.50%
Full Surrender:            End of Contract Year 3

       NOTE: These examples assume that premium taxes are not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract Value at End of Contract
Year 3:                                                $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66
Step 2. Calculate the Free Withdrawal Amount:          .15% X $10,000 X (1.045) TO THE POWER OF 2 = $1,638.04
Step 3. Calculate the Withdrawal Charge:               .06 X ($10,000.00 - $1,638.04) = $501.72

Step 4. Calculate the Market Value Adjustment:           I      =        4.5%
                                                         J      =        4.2%
                                                                         730 days
                                                         N      =        -------       =      2
                                                                         365 days
                                                       Market Value Adjustment Factor: .9 X (I - J) X N
                                                       = .9 X (.045 - .042) X (2) = .0054
                                                       Market Value Adjustment = Market Value Adjustment Factor X Amount Subject to
                                                       Market Value Adjustment
                                                       = .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by Contract
owner as a result of full withdrawal at the end of
Contract Year 3:                                       $11,411.66 - $501.72 + $52.78 = $10,962.72

                                             EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1. Calculate Contract Value at End of Contract
Year 3:                                                $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66
                                                       .15 X $10,000.00 X (1.045) TO THE POWER OF 2 = $1,638.04
Step 2. Calculate the Free Withdrawal Amount:
Step 3. Calculate the Withdrawal Charge:               .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:           I      =        4.5%
                                                         J      =        4.8%
                                                                         730 days
                                                         N      =        -------       =      2
                                                                         365 days
                                                       Market Value Adjustment Factor: .9 X (I - J) X N
                                                       = .9 X (.045 - .048) X (2) = -.0054
                                                       Market Value Adjustment = Market Value Adjustment Factor X Amount Subject to
                                                       Market Value Adjustment
                                                       = -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by Contract
owner as a result of full withdrawal at the end of
Contract Year 3:                                       $11,411.66 - $501.72 - $52.78 = $10,857.16

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION
-----------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
INVESTMENTS
-----------------------------------------------------
THE CONTRACT
-----------------------------------------------------
   Purchases of Contracts
-----------------------------------------------------
   Tax-free Exchanges (1035 Exchanges,
   Rollovers and Transfers)
-----------------------------------------------------
PERFORMANCE INFORMATION
-----------------------------------------------------
   Standardized Total Returns
-----------------------------------------------------
   Non-standardized Total Returns
-----------------------------------------------------
   Adjusted Historical Total Returns
-----------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
-----------------------------------------------------
   Net Investment Factor
-----------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
-----------------------------------------------------
   Calculation of Annuity Unit Values
-----------------------------------------------------
GENERAL MATTERS
-----------------------------------------------------
   Incontestability
-----------------------------------------------------
   Settlements
-----------------------------------------------------
   Safekeeping of the Variable Account's
   Assets
-----------------------------------------------------
   Premium Taxes
-----------------------------------------------------
   Tax Reserves
-----------------------------------------------------

-----------------------------------------------------
DESCRIPTION

FEDERAL TAX MATTERS
-----------------------------------------------------
   Taxation of Glenbrook Life and Annuity
   Company
-----------------------------------------------------
   Exceptions to the Non-Natural Owner Rule
-----------------------------------------------------
   IRS Required Distribution at Death Rules
-----------------------------------------------------
QUALIFIED PLANS
-----------------------------------------------------
   Individual Retirement Annuities
-----------------------------------------------------
   Roth Individual Retirement Annuities
-----------------------------------------------------
   Simplified Employee Pension Plans
-----------------------------------------------------
   Savings Incentive Match Plans for
   Employees (Simple Plans)
-----------------------------------------------------
   Tax Sheltered Annuities
-----------------------------------------------------
   Corporate and Self-Employed Pension and
   Profit Sharing Plans
-----------------------------------------------------
   State and Local Government and
   Tax-Exempt Organization Deferred
   Compensation Plans
-----------------------------------------------------
EXPERTS
-----------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------

                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                  THE AIM LIFETIME PLUS(SM) II VARIABLE ANNUITY

Glenbrook Life and Annuity Company          Statement of Additional Information
Glenbrook Life and Annuity Company                   dated May 1, 2001
Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1(800) 776 - 6978

This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2001, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


                                TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments
The Contract
             Purchases of Contracts
             Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
             Standardized Total Returns
             Non-standardized Total Returns
             Adjusted Historical Total Returns
Calculation of Accumulation Unit Values
             Net Investment Factor
Calculation of Variable Income Payments
             Calculation of Annuity Unit Values
General Matters
             Incontestability
             Settlements
             Safekeeping of the Variable Account's Assets
             Premium Taxes
             Tax Reserves
Federal Tax Matters
             Taxation of Glenbrook Life and Annuity Company
             Exceptions to the Non-Natural Owner Rule
             IRS Required Distribution at Death Rules
Qualified Plans
             Individual Retirement Annuities.
             Roth Individual Retirement Annuities
             Simplified Employee Pension Plans
             Savings Inventive Match Plans for Employees (Simple Plans) Tax Sheltered Annuities
             Corporate and Self-Employed Pension and Profit Sharing Plans State and Local Government and Tax-Exempt Organization
                Deferred Compensation Plans
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Life Financial Services, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                              $1,000(1 + T)n = ERV

where:

          T       =    average annual total return

          ERV     =    ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n       =    number of years in the period

         $1000    =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average Contract size of $57,476. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below.

The Contracts were first offered to the public on June 2, 1998. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal and contract maintenance charges described above. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Contracts with the Enhanced Death and Income Benefit Combination Rider II were first offered to the public on July 27, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death and Income Benefit Combination Rider II, as well as the withdrawal and contract maintenance charges.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Option or the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death and Income
Benefit Combination II Rider)*

                                                                                             10 Years or Since
Variable Sub-Account                              One Year              Five Years          Inception (if less)*
AIM V.I. Aggressive Growth                          -4.61%                 N/A                      12.07%
AIM V.I. Balanced                                  -10.93%                 N/A                       6.71%
AIM V.I. Blue Chip                                     N/A                 N/A                     -13.92%
AIM V.I. Capital Appreciation                      -17.18%              13.38%                      12.60%
AIM V.I. Capital Development                         1.58%                 N/A                       7.10%
AIM V.I. Dent Demographic Trends                       N/A                 N/A                     -23.14%
AIM V.I. Diversified Income                         -6.38%               2.40%                       2.67%
AIM V.I. Global Utilities                           -9.15%              13.62%                      14.17%
AIM V.I. Government Securities                       2.39%               3.41%                       3.64%
AIM V.I. Growth                                    -26.09%              14.57%                      14.10%
AIM V.I. Growth & Income                           -20.57%              15.07%                      14.77%
AIM V.I. High Yield                                -24.17%                 N/A                      -9.79%
AIM V.I. International Equity                      -31.59%               9.09%                       9.46%
AIM V.I. New  Technology**                             N/A                 N/A                     -42.30%
AIM V.I. Value                                     -20.65%              13.79%                      13.16%

* The Variable Sub-Accounts commenced operations on December 4, 1995 with the exception of the AIM V.I. Aggressive Growth, Balanced, Capital Appreciation and High Yield Sub-Accounts, which commenced operations on May 1, 1998, and the AIM V.I. Blue Chip, Dent Demographic Trends, and New Technology Variable Sub-Accounts, which commenced operations on January 3, 2000.

(With the Enhanced Death Benefit Rider)

                                                                                              10 Years or Since
Variable Sub-Account                                   One Year        Five Years            Inception (if less)*
AIM V.I. Aggressive Growth                               -4.80%              N/A                       11.80%
AIM V.I. Balanced                                       -11.11%              N/A                        6.50%
AIM V.I. Blue Chip                                          N/A              N/A                      -14.09%
AIM V.I. Capital Appreciation                           -17.34%           13.16%                       12.37%
AIM V.I. Capital Development                              1.38%              N/A                        6.88%
AIM V.I. Dent Demographic Trends                            N/A              N/A                      -23.29%
AIM V.I. Diversified Income                              -6.57%            2.19%                        2.47%
AIM V.I. Global Utilities                                -9.33%           13.39%                       13.94%
AIM V.I. Government Securities                           -2.19%            3.20%                        3.43%
AIM V.I. Growth                                         -26.23%           14.34%                       13.87%
AIM V.I. Growth & Income                                -20.73%           14.84%                       14.54%
AIM V.I. High Yield                                     -24.86%              N/A                       -9.97%
AIM V.I. International Equity                           -31.73%            8.88%                        9.24%
AIM V.I. New  Technology                                    N/A              N/A                      -42.42%
AIM V.I. Value                                          -20.81%           13.57%                       12.93%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

(With the Enhanced Death and Income Benefit Combination Rider for Contracts issued before July 27, 2000)

                                                                                          10 Years or Since
Variable Sub-Account                                   One Year        Five Years        Inception (if less)*
AIM V.I. Aggressive Growth                               -4.99%              N/A             11.58%
AIM V.I. Balanced                                       -11.29%              N/A              6.28%
AIM V.I. Blue Chip                                          N/A              N/A            -14.26%
AIM V.I. Capital Appreciation                           -17.51%           12.93%             12.15%
AIM V.I. Capital Development                              1.18%              N/A              6.67%
AIM V.I. Dent Demographic Trends                            N/A              N/A            -23.44%
AIM V.I. Diversified Income                              -6.76%            1.99%              2.26%
AIM V.I. Global Utilities                                -9.51%           13.16%             13.71%
AIM V.I. Government Securities                            1.98%            3.00%              3.23%
AIM V.I. Growth                                         -26.38%           14.11%             13.64%
AIM V.I. Growth & Income                                -20.88%           14.61%             14.31%
AIM V.I. High Yield                                     -25.01%              N/A            -10.15%
AIM V.I. International Equity                           -31.86%            8.66%              9.02%
AIM V.I. New  Technology                                    N/A              N/A            -42.53%
AIM V.I. Value                                           20.97%           13.34%             12.71%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

(With the Enhanced Death and Income Benefit Combination Rider II for Contracts issued on or after July 27, 2000)


                                                                                          10 Years or Since
Variable Sub-Account                                   One Year        Five Years        Inception (if less)*
AIM V.I. Aggressive Growth                               -5.09%              N/A             11.23%
AIM V.I. Balanced                                       -11.41%              N/A              6.17%
AIM V.I. Blue Chip                                          N/A              N/A            -14.35%
AIM V.I. Capital Appreciation                           -17.59%           12.82%             12.04%
AIM V.I. Capital Development                              1.07%              N/A              6.39%
AIM V.I. Dent Demographic Trends                            N/A              N/A            -23.52%
AIM V.I. Diversified Income                              -6.84%            1.89%              2.16%
AIM V.I. Global Utilities                                -9.61%           13.05%             13.60%
AIM V.I. Government Securities                            1.93%            2.89%              3.12%
AIM V.I. Growth                                         -26.46%           14.00%             13.52%
AIM V.I. Growth & Income                                -20.97%           14.50%             14.20%
AIM V.I. High Yield                                     -25.12%              N/A            -10.20%
AIM V.I. International Equity                           -31.92%            8.55%              8.91%
AIM V.I. New Technology                                     N/A           14.37%            -42.59%
AIM V.I. Value                                           21.05%           13.23%             12.60%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year by year or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

                  Annualized Return = (l + r) l/n -1

                  Where r = cumulative rate of return for the period shown and n = number of years in the period


The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year to date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior to calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 2000 are set out below. The Contract was first offered for sale as of June 2, 1998. Certain of the Variable Sub-Accounts were available for investment prior to that date, Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge or taxes). No non-standardized annualized returns are shown for the Money Market Variable Sub-Account.

Contracts with the Enhanced Death and Income Benefit Combination Rider II were first offered to the public on July 24, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death and Income Benefit Combination Rider II, but not the withdrawal and contract maintenance charges.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death and Income
Benefit Combination II Rider)


                                                                                         10 Years or Since
Variable Sub-Account                                 One Year      Five Years         Inception (if less)*
AIM V.I. Aggressive Growth                              1.48%          N/A                   14.30%
AIM V.I. Balanced                                      -5.24%          N/A                    8.88%
AIM V.I. Blue Chip                                        N/A          N/A                   -8.35%
AIM V.I. Capital Appreciation                         -11.88%       14.19%                   13.22%
AIM V.I. Capital Development                            8.06%          N/A                    9.29%
AIM V.I. Dent Demographic Trends                          N/A          N/A                  -18.16%
AIM V.I. Diversified Income                            -0.40%        3.14%                    3.26%
AIM V.I. Global Utilities                              -3.35%       14.43%                   14.80%
AIM V.I. Government Securities                          8.93%        4.16%                    4.23%
AIM V.I. Growth                                       -21.35%       15.38%                   14.73%
AIM V.I. Growth & Income                              -15.49%       15.89%                   15.40%
AIM V.I. High Yield                                   -19.89%          N/A                   -7.93%
AIM V.I. International Equity                         -27.21%        9.87%                   10.07%
AIM V.I. New  Technology                                  N/A       15.76%                  -38.55%
AIM V.I. Value                                        -15.58%       14.60%                   13.79%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Death Benefit Rider)


                                                                                     10 Years or Since
Variable Sub-Account                                One Year      Five Years       Inception (if less)*
AIM V.I. Aggressive Growth                             1.28%          N/A                  14.08%
AIM V.I. Balanced                                     -5.43%          N/A                   8.67%
AIM V.I. Blue Chip                                    N/A             N/A                  -8.53%
AIM V.I. Capital Appreciation                        -12.05%       13.96%                  13.00%
AIM V.I. Capital Development                           7.85%          N/A                   9.07%
AIM V.I. Dent Demographic Trends                       N/A            N/A                 -18.32%
AIM V.I. Diversified Income                           -0.60%        2.93%                   3.05%
AIM V.I. Global Utilities                             -3.54%       14.20%                  14.57%
AIM V.I. Government Securities                         8.71%        3.95%                   4.02%
AIM V.I. Growth                                      -21.51%       15.15%                  14.50%
AIM V.I. Growth & Income                             -15.65%       15.66%                  15.17%
AIM V.I. High Yield                                  -20.05%          N/A                  -8.12%
AIM V.I. International Equity                        -27.35%        9.65%                   9.85%
AIM V.I. New Technology                                  N/A          N/A                 -38.68%
AIM V.I. Value                                       -15.74%       14.37%                  13.56%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider for Contracts issued before July 27, 2000)

                                                                                       10 Years or Since
Variable Sub-Account                                One Year            Five Years     Inception (if less)*
AIM V.I. Aggressive Growth                              1.08%              N/A             13.85%
AIM V.I. Balanced                                      -5.62%              N/A              8.45%
AIM V.I. Blue Chip                                     -9.54%              N/A             -8.71%
AIM V.I. Capital Appreciation                         -12.23%           13.74%             12.77%
AIM V.I. Capital Development                            7.63%              N/A              8.85%
AIM V.I. Dent Demographic Trends                      -19.12%              N/A            -18.48%
AIM V.I. Diversified Income                            -0.80%            2.73%              2.84%
AIM V.I. Global Utilities                              -3.73%           13.97%             14.34%
AIM V.I. Government Securities                         -8.49%            3.74%              3.82%
AIM V.I. Growth                                       -21.67%           14.92%             14.27%
AIM V.I. Growth & Income                              -15.82%           15.43%             14.94%
AIM V.I. High Yield                                   -20.21%              N/A             -8.30%
AIM V.I. International Equity                         -27.49%            9.44%              9.63%
AIM V.I. New  Technology                                  N/A              N/A            -38.80%
AIM V.I. Value                                        -15.91%           14.14%             13.33%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider II for Contracts issued on or after July 27, 2000)

                                                                                       10 Years or Since
Variable Sub-Account                                One Year            Five Years     Inception (if less)*
AIM V.I. Aggressive Growth                              0.98%              N/A             13.49%
AIM V.I. Balanced                                      -5.74%              N/A              8.33%
AIM V.I. Blue Chip                                        N/A              N/A             -8.80%
AIM V.I. Capital Appreciation                         -12.32%           13.63%             12.66%
AIM V.I. Capital Development                            7.53%              N/A              8.57%
AIM V.I. Dent Demographic Trends                          N/A              N/A            -18.56%
AIM V.I. Diversified Income                            -0.89%            2.62%              2.74%
AIM V.I. Global Utilities                              -3.83%           13.85%             14.23%
AIM V.I. Government Securities                          8.43%            3.64%              3.71%
AIM V.I. Growth                                       -21.75%           15.31%             14.83%
AIM V.I. Growth & Income                              -15.91%           14.81%             14.15%
AIM V.I. High Yield                                   -20.32%              N/A             -8.36%
AIM V.I. International Equity                         -27.56%            9.33%              9.52%
AIM V.I. New  Technology                                  N/A              N/A            -38.86%
AIM V.I. Value                                        -16.00%           14.04%             13.22%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge, and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2000 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death and Income
Benefit Combination II Rider)*

                                                                                            10 Years or Since
Variable Sub-Account                               One Year           Five Years         Inception of Fund (if less)*
AIM V.I. Aggressive Growth                           -4.61%                  N/A                    12.02%
AIM V.I. Balanced                                   -10.93%                  N/A                     6.71%
AIM V.I. Blue Chip                                  -14.64%                  N/A                    -14.62
AIM V.I. Capital Appreciation                       -17.18%               13.38%                    16.06%
AIM V.I. Capital Development                          1.58%                  N/A                     7.10%
AIM V.I. Dent Demographic Trends                    -23.68%                  N/A                   -23.64%
AIM V.I. Diversified Income                          -6.38%                2.40%                     4.03%
AIM V.I. Global Utilities                            -9.15%               13.62%                    13.79%
AIM V.I. Government Securities                        2.39%                3.41%                     4.16%
AIM V.I. Growth                                     -26.09%               14.57%                    14.83%
AIM V.I. Growth & Income**                          -20.57%               15.07%                    16.35%
AIM V.I. High Yield                                 -24.71%                  N/A                    -9.79%
AIM V.I. International Equity                       -31.59%                9.09%                    10.37%
AIM V.I. New Technology**                           -40.78%                  N/A                    16.06%
AIM V.I. Value                                      -20.65%               13.79%                    16.02%


* The inception dates of the Funds corresponding to the Variable Sub-Accounts are as follows:

          AIM V.I. Aggressive Growth Fund                    May 1, 1998
          AIM V.I. Balanced Fund                             May 1, 1998
          AIM V.I. Blue Chip                                 December 29, 1999
          AIM V.I. Capital Appreciation Fund                 May 5, 1993
          AIM V.I. Capital Development Fund                  May 1, 1998
          AIM V.I. Dent Demographics                         December 29, 1999
          AIM V.I. Diversified Income Fund                   May 5, 1993
          AIM V.I. Global Utilities Fund                     May 2, 1994
          AIM V.I. Government Securities Fund                May 5, 1993
          AIM V.I. Growth Fund                               May 5, 1993
          AIM V.I. Growth & Income Fund                      May 2, 1994
          AIM V.I. High Yield Fund                           May 1, 1998
          AIM V.I. International Equity Fund                 May 5, 1993
          AIM V.I. New Technology Fund**                   October 18, 1993
          AIM V.I. Value Fund                                May 5, 1993

** Prior to October 15, 1999, the New Technology Fund was a series of GT Global Variable Investment Trust.

(With the Enhanced Death Benefit Rider)*

                                                                                  10 Years or
Variable Sub-Account                          One Year       Five Years          Since Inception of Fund (if less)
AIM V.I. Aggressive Growth                      -4.80%             N/A               11.80%
AIM V.I. Balanced                              -11.11%             N/A                6.50%
AIM V.I. Blue Chip                             -14.81%             N/A              -14.79%
AIM V.I. Capital Appreciation                  -17.34%          13.16%               15.83%
AIM V.I. Capital Development                     1.38%             N/A                6.88%
AIM V.I. Dent Demographic Trends               -23.83%             N/A              -23.79%
AIM V.I. Diversified Income                     -6.57%           2.19%                3.82%
AIM V.I. Global Utilities                       -9.33%          13.39%               13.56%
AIM V.I. Government Securities                   2.19%           3.20%                3.95%
AIM V.I. Growth                                -26.23%          14.34%               14.60%
AIM V.I. Growth & Income                       -20.73%          14.84%               16.11%
AIM V.I. High Yield                            -24.86%             N/A               -9.97%
AIM V.I. International Equity                  -31.73%           8.88%               10.14%
AIM V.I. New  Technology                       -40.90%             N/A               15.83%
AIM V.I. Value                                 -20.81%          13.57%               15.79%

* The inception dates for the Funds appear in the footnote to the preceding table.

** Prior to October 15, 1999, the New Technology Fund was a series of GT Global Variable Investment Trust.


(With the Enhanced Death and Income Benefit Combination Rider (for Contracts issued before July 27, 2000))*

                                                                                   10 Years or
Variable Sub-Account                           One Year      Five Years         Since Inception (if less)
AIM V.I. Aggressive Growth                     -4.99%             N/A               11.58%
AIM V.I. Balanced                              11.29%             N/A                6.28%
AIM V.I. Blue Chip                            -14.98%             N/A              -14.96%
AIM V.I. Capital Appreciation                 -17.51%          12.93%               15.60%
AIM V.I. Capital Development                    1.18%             N/A                6.67%
AIM V.I. Dent Demographic Trends              -23.98%             N/A              -23.95%
AIM V.I. Diversified Income                    -6.76%           1.99%                3.62%
AIM V.I. Global Utilities                      -9.51%          13.16%               13.33%
AIM V.I. Government Securities                  1.98%           3.00%                3.75%
AIM V.I. Growth                               -26.38%          14.11%               14.37%
AIM V.I. Growth & Income                      -20.88%          14.61%               15.88%
AIM V.I. High Yield                           -25.01%             N/A              -10.15%
AIM V.I. International Equity                 -31.86%           8.66%                9.92%
AIM V.I. New Technology**                     -41.02%             N/A               15.60%
AIM V.I. Value                                -20.97%          13.34%               15.56%


* The inception dates for the Funds appear in the footnote to the first table under "Adjusted Historical Total Returns."

** Prior to October 15, 1999, the New Technology Fund was a series of GT Global Variable Investment Trust.


(With the Enhanced Death and Income Benefit Combination II Rider (for Contracts issued on or after July 27, 2000))*

                                                                                   10 Years or
Variable Sub-Account                           One Year      Five Years         Since Inception (if less)
AIM V.I. Aggressive Growth                     -5.09%             N/A               11.23%
AIM V.I. Balanced                              11.41%             N/A                6.17%
AIM V.I. Blue Chip                            -15.06%             N/A              -15.04%
AIM V.I. Capital Appreciation                 -17.59%          12.82%               15.48%
AIM V.I. Capital Development                    1.07%             N/A                6.39%
AIM V.I. Dent Demographic Trends              -24.06%             N/A              -24.02%
AIM V.I. Diversified Income                    -6.84%           1.89%                3.51%
AIM V.I. Global Utilities                      -9.61%          13.05%               13.22%
AIM V.I. Government Securities                  1.93%           2.89%                3.64%
AIM V.I. Growth                               -26.46%          14.50%               15.77%
AIM V.I. Growth & Income                      -20.97%          14.00%               14.26%
AIM V.I. High Yield                           -25.12%             N/A              -10.20%
AIM V.I. International Equity                 -31.92%           8.55%                9.81%
AIM V.I. New Technology                       -41.08%             N/A               15.48%
AIM V.I. Value                                -21.05%          13.23%               15.44%


* The inception dates for the Funds appear in the footnote to the first table under "Adjusted Historical Total Returns."

** Prior to October 15, 1999, the New Technology Fund was a series of GT Global Variable Investment Trust.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

 .    multiplying the Annuity Unit Value at the end of the immediately preceding
     Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

 .    dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF GLENBROOK LIFE AND ANNUITY COMPANY

Glenbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook, and its operations form a part of Glenbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Glenbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook does not intend to make provisions for any such taxes. If Glenbrook is taxed on investment income or capital gains of the Variable Account, then Glenbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.


QUALIFIED PLANS

The Contract may be used with several types of qualified plans. The income on qualified plan and IRA investments is tax deferred and variable annuites held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Glenbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


EXPERTS

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the related financial statement schedule of Glenbrook, and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of
Glenbrook Life and Annuity Company:
--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,808    $ 6,579     $6,231
  Realized capital gains and losses.........................      419        312         (5)
                                                              -------    -------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,227      6,891      6,226
INCOME TAX EXPENSE..........................................    3,925      2,382      2,182
                                                              -------    -------     ------
NET INCOME..................................................    7,302      4,509      4,044
                                                              -------    -------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,603     (5,286)     1,315
                                                              -------    -------     ------
COMPREHENSIVE INCOME (LOSS).................................  $10,905    $  (777)    $5,359
                                                              =======    =======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $139,819 and $94,173)....................................   $  144,127     $   92,937
  Short-term................................................        3,085         53,063
                                                               ----------     ----------
  Total investments.........................................      147,212        146,000
Cash........................................................       13,500              9
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................    4,702,940      4,144,165
Deferred income taxes.......................................           --            293
Other assets................................................        3,391          2,706
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $6,607,371     $5,834,929
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $    6,094     $      800
Contractholder funds........................................    4,696,846      4,143,365
Current income taxes payable................................        3,729          2,360
Deferred income taxes.......................................        1,842             --
Payable to affiliates, net..................................        5,101          4,122
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    6,453,940      5,692,403
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................        2,500          2,500
Additional capital paid-in..................................      119,241        119,241
Retained income.............................................       28,890         21,588
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................        2,800           (803)
                                                               ----------     ----------
      Total accumulated other comprehensive income (loss)...        2,800           (803)
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      153,431        142,526
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $6,607,371     $5,834,929
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,100   $ 2,100
Issuance of new shares of stock.............................        --        400        --
                                                              --------   --------   -------
Balance, end of year........................................     2,500      2,500     2,100
                                                              --------   --------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $119,241   $ 69,641   $69,641
Capital contribution........................................        --     49,600        --
                                                              --------   --------   -------
Balance, end of year........................................   119,241    119,241    69,641
                                                              --------   --------   -------
RETAINED INCOME
Balance, beginning of year..................................  $ 21,588   $ 17,079   $13,035
Net income..................................................     7,302      4,509     4,044
                                                              --------   --------   -------
Balance, end of year........................................    28,890     21,588    17,079
                                                              --------   --------   -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (803)  $  4,483   $ 3,168
Change in unrealized net capital gains and losses...........     3,603     (5,286)    1,315
                                                              --------   --------   -------
Balance, end of year........................................     2,800       (803)    4,483
                                                              --------   --------   -------
    Total shareholder's equity..............................  $153,431   $142,526   $93,303
                                                              ========   ========   =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,302   $  4,509   $  4,044
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................      (468)       (65)       (24)
    Realized capital gains and losses.......................      (419)      (312)         5
    Changes in:
      Income taxes payable..................................     1,563        235      1,590
      Other operating assets and liabilities................       254        264        915
                                                              --------   --------   --------
    Net cash provided by operating activities...............     8,232      4,631      6,530
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    20,682      9,049      1,966
  Investment collections....................................     3,163      4,945      7,123
  Investment purchases......................................   (68,967)   (20,328)   (15,250)
Change in short-term investments, net.......................    50,381    (48,288)      (369)
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     5,259    (54,622)    (6,530)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --        400         --
Capital contribution........................................        --     49,600         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     50,000         --
                                                              --------   --------   --------
NET INCREASE IN CASH........................................    13,491          9         --
CASH AT BEGINNING OF YEAR...................................         9         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 13,500   $      9   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products through banks and securities firms. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell investment and life products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Florida, New Jersey, Illinois, Texas and Michigan for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in
Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  2000       1999       1998
                                --------   --------   --------
Contract charges                $ 37,965   $ 27,175   $ 19,009
Credited interest, policy
 benefits, and certain
 expenses                        331,220    253,945    218,008

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48,553, $26,555 and $15,949 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
----------------------  ---------   --------   --------   --------
U.S. government and
  agencies              $ 13,210     $2,376    $    --    $ 15,586
Municipal                  1,656         24        (38)      1,642
Corporate                 82,269      2,092     (1,167)     83,194
Mortgage-backed
  securities              42,684      1,081        (60)     43,705
                        --------     ------    -------    --------
  Total fixed income
   securities           $139,819     $5,573    $(1,265)   $144,127
                        ========     ======    =======    ========
At December 31, 1999
U.S. government and
  agencies              $ 24,274     $1,260    $    --    $ 25,534
Municipal                  1,656         --       (112)      1,544
Corporate                 49,255          9     (2,022)     47,242
Mortgage-backed
  securities              18,988         96       (467)     18,617
                        --------     ------    -------    --------
  Total fixed income
   securities           $ 94,173     $1,365    $(2,601)   $ 92,937
                        ========     ======    =======    ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due after one year through five years     $ 41,889    $ 42,368
Due after five years through ten years      43,676      44,318
Due after ten years                         11,570      13,736
                                          --------    --------
                                            97,135     100,422
Mortgage-backed securities                  42,684      43,705
                                          --------    --------
  Total                                   $139,819    $144,127
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $10,317     $6,458     $6,151
Short-term investments                   587        230        183
                                     -------     ------     ------
  Investment income, before expense   10,904      6,688      6,334
  Investment expense                      96        109        103
                                     -------     ------     ------
  Net investment income              $10,808     $6,579     $6,231
                                     =======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $ 419      $ 312       $(5)
                                           -----      -----       ---
  Realized capital gains and losses          419        312        (5)
  Income taxes                              (147)      (109)        2
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $ 272      $ 203       $(3)
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $807 and $370 were realized on sales of fixed income securities during 2000 and 1999, and gross losses of $388, $58 and $5 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $139,819    $144,127    $5,573    $(1,265)    $ 4,308
                       ========    ========    ======    =======
Deferred income taxes                                                 (1,508)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,800
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 5,544    $(8,134)    $2,024
Deferred income taxes                 (1,941)     2,848       (709)
                                     -------    -------     ------
Increase (decrease) in unrealized
 net capital gains (losses)          $ 3,603    $(5,286)    $1,315
                                     =======    =======     ======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $11,044 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  144,127   $  144,127   $   92,937   $   92,937
Short-term
 investments                3,085        3,085       53,063       53,063
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,694,695   $4,467,866   $4,156,964   $3,924,117
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits represent death-benefit guarantees which exist on variable annuity products. The reserves are calculated assuming the expected payout in any year approximates the average payout over time.

At December 31, Contractholder funds consists of the following:

                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $   27,997   $    9,503
Fixed annuities:
  Immediate annuities                       20,577       17,856
  Deferred annuities                     4,648,272    4,116,006
                                        ----------   ----------
  Total Contractholder funds            $4,696,846   $4,143,365
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 7.1% for interest-sensitive life contracts; 3.5% to 7.3% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

7.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and , with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2000       1999
                                               --------   --------
Deferred assets
Unrealized net capital losses                  $    --     $ 433
                                               -------     -----
  Total deferred assets                             --       433

Deferred liabilities
Unrealized net capital gains                    (1,508)       --
Difference in tax bases of investments            (334)     (140)
                                               -------     -----
  Total deferred liabilities                    (1,842)     (140)
                                               -------     -----
  Net deferred (liability) asset               $(1,842)    $ 293
                                               =======     =====

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $3,730     $2,326     $2,164
Deferred                                  195         56         18
                                       ------     ------     ------
  Total income tax expense             $3,925     $2,382     $2,182
                                       ======     ======     ======

The Company paid income taxes of $2,361, $2,148 and $592 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                     --       (0.4)        --
                                        ----       ----       ----
Effective income tax rate               35.0%      34.6%      35.0%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $147,081 and $141,362 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $6,597, $4,179 and $4,698 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $6,597.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $5,752    $(2,014)    $3,738     $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312
Less: reclassification
  adjustments                     208        (73)       135         312       (109)        203         (5)        2          (3)
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Unrealized net capital gains
  (losses)                      5,544     (1,941)     3,603      (8,134)     2,848      (5,286)     2,024      (709)      1,315
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Other comprehensive income
  (loss)                       $5,544    $(1,941)    $3,603     $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315
                               ======    =======     ======     =======     ======     =======     ======     =====      ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $65,852    $65,852    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $37,965    $37,965    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

                                    --------------------------------------------
                                    GLENBROOK LIFE AND
                                    ANNUITY COMPANY
                                    SEPARATE ACCOUNT A

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                                    AND FOR THE PERIODS ENDED DECEMBER 31, 2000
                                    AND DECEMBER 31, 1999, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life and Annuity Company Separate Account A (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company Separate Account A as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
December 31, 2000
--------------------------------------------------------------------------------------------------------------
      ASSETS
      Allocation to Sub-Accounts investing in the AIM Variable Insurance Funds.:
           AIM V.I. Aggressive Growth,  3,410,030 shares (cost $50,332,238)                    $    49,854,631
           AIM V.I. Balanced,  4,988,119 shares (cost $61,099,545)                                  62,201,840
           Aim V.I. Blue Chip,  2,302,862 shares (cost $23,294,168)                                 21,140,271
           AIM V.I. Capital Appreciation,  6,517,359 shares (cost $167,749,011)                    200,995,235
           AIM V.I. Capital Development,  1,184,627 shares (cost $13,789,900)                       15,388,300
           AIM V.I. Dent Demographics,  2,466,035 shares (cost $25,087,919)                         20,246,147
           AIM V.I. Diversified Income,  3,038,832 shares (cost $32,153,716)                        28,808,126
           AIM V.I. Global Utilities,  1,140,801 shares (cost $21,904,379)                          24,139,350
           AIM V.I. Government Securities,  2,133,233 shares (cost $23,313,643)                     23,806,878
           AIM V.I. Growth,  7,391,204 shares (cost $189,210,086)                                  183,449,664
           AIM V.I. Growth and Income,  8,862,572 shares (cost $206,248,112)                       232,110,692
           AIM V.I. High Yield,  2,034,811 shares (cost $17,557,205)                                12,941,395
           AIM V.I. International Equity,  3,840,617 shares (cost $76,690,605)                      77,273,119
           AIM V.I. Money Market,  31,731,143 shares (cost $31,731,143)                             31,731,143
           AIM V.I. Telecommunications,  861,990 shares (cost $26,367,162)                          15,972,681
           AIM V.I. Value,  10,759,420 shares (cost $280,657,940)                                  293,839,638
                                                                                             -----------------

               Total Assets                                                                      1,293,899,110

      LIABILITIES
      Payable to Glenbrook Life and Annuity Company:
           Accrued contract maintenance charges                                                        225,380
                                                                                             -----------------

               Net Assets                                                                      $ 1,293,673,730
                                                                                             =================




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------



                                                                  AIM Variable Insurance Funds Sub-Accounts
                                                           -------------------------------------------------------

                                                              AIM V.I.
                                                             Aggressive           AIM V.I.           AIM V.I.
                                                               Growth             Balanced          Blue Chip
                                                          ----------------     --------------    ---------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                            $            -       $    112,227       $      3,836
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                            (442,736)          (618,769)           (99,946)
           Administrative expense                                 (36,346)           (51,222)            (8,080)
                                                          ----------------     --------------    ---------------

               Net investment income (loss)                      (479,082)          (557,764)          (104,190)
                                                          ----------------     --------------    ---------------


NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                  6,025,695          4,639,980          1,268,891
           Cost of investments sold                             5,020,614          4,217,352          1,296,041
                                                          ----------------     --------------    ---------------

               Net realized gains (losses)                      1,005,081            422,628            (27,150)

      Change in unrealized gains (losses)                      (5,007,126)        (3,504,243)        (2,153,898)
                                                          ----------------     --------------    ---------------

               Net realized and unrealized gains
                    (losses) on investments                    (4,002,045)        (3,081,615)        (2,181,048)
                                                          ----------------     --------------    ---------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                      $   (4,481,127)      $ (3,639,379)      $ (2,285,238)
                                                          ================     ==============    ===============


                                                          AIM Variable Insurance Funds Sub-Accounts
                                                          -----------------------------------------


                                                           AIM V.I. Capital   AIM V.I. Capital
                                                             Appreciation       Development
                                                          -----------------   ----------------

      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $      5,647,643    $        -
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                           (2,902,090)     (128,022)
           Administrative expense                                 (222,866)      (10,458)
                                                          ----------------    ----------

               Net investment income (loss)                      2,522,687      (138,480)
                                                          ----------------    ----------


NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                  30,640,435     2,353,591
           Cost of investments sold                             18,384,513     1,945,668
                                                          ----------------    ----------

               Net realized gains (losses)                      12,255,922       407,923

      Change in unrealized gains (losses)                      (43,817,902)       19,799
                                                          ----------------    ----------

               Net realized and unrealized gains
                    (losses) on investments                    (31,561,980)      427,722
                                                          ----------------    ----------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $    (29,039,293)   $  289,242
                                                          ================    ==========




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------



                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                          ------------------------------------------------------

                                                                                AIM V.I.
                                                          AIM V.I. Dent        Diversified     AIM V.I. Global
                                                           Demographics          Income          Utilities
                                                          --------------     --------------    --------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $         237      $   1,837,806     $   1,196,741
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                          (154,598)          (369,436)         (274,954)
           Administrative expense                               (12,458)           (28,577)          (21,467)
                                                          --------------     --------------    --------------

               Net investment income (loss)                    (166,819)         1,439,793           900,320
                                                          --------------     --------------    --------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                1,022,533          6,842,747         2,968,034
           Cost of investments sold                           1,060,416          7,361,392         2,092,157
                                                          --------------     --------------    --------------

               Net realized gains (losses)                      (37,883)          (518,645)          875,877

      Change in unrealized gains (losses)                    (4,841,772)        (1,109,576)       (2,963,415)
                                                          --------------     --------------    --------------

               Net realized and unrealized gains
                    (losses) on investments                  (4,879,655)        (1,628,221)       (2,087,538)
                                                          --------------     --------------    --------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $  (5,046,474)     $    (188,428)    $  (1,187,218)
                                                          ==============     ==============    ==============

                                                           AIM Variable Insurance Funds Sub-Accounts
                                                          -------------------------------------------

                                                              AIM V.I.
                                                             Government
                                                             Securities         AIM V.I. Growth
                                                          --------------        ----------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                             $ 1,090,630          $    6,165,067
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                          (252,101)             (2,606,245)
           Administrative expense                               (20,519)               (204,129)
                                                          --------------        ---------------

               Net investment income (loss)                     818,010               3,354,693
                                                          --------------        ---------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                4,668,844              21,821,530
           Cost of investments sold                           4,635,015              14,530,037
                                                          --------------       ----------------

               Net realized gains (losses)                       33,829               7,291,493

      Change in unrealized gains (losses)                       942,145             (61,391,856)
                                                          --------------       ----------------

               Net realized and unrealized gains
                    (losses) on investments                     975,974             (54,100,363)
                                                          --------------       ----------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                       $ 1,793,984           $ (50,745,670)
                                                          ==============      =================




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------




                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                          ------------------------------------------------------------------

                                                                                                              AIM V.I.
                                                           AIM V.I. Growth             AIM V.I.            International
                                                              and Income              High Yield               Equity
                                                          -------------------     -------------------    -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $        7,595,088      $        1,624,848     $        5,226,886
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                             (3,199,668)               (162,600)            (1,136,044)
           Administrative expense                                   (249,215)                (13,668)               (86,908)
                                                          -------------------     -------------------    -------------------

               Net investment income (loss)                        4,146,205               1,448,580              4,003,934
                                                          -------------------     -------------------    -------------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                    27,957,380               3,940,840             14,462,000
           Cost of investments sold                               17,699,393               4,243,890             11,465,147
                                                          -------------------     -------------------    -------------------

               Net realized gains (losses)                        10,257,987                (303,050)             2,996,853

      Change in unrealized gains (losses)                        (57,394,984)             (4,256,519)           (34,551,999)
                                                          -------------------     -------------------    -------------------

               Net realized and unrealized gains
                    (losses) on investments                      (47,136,997)             (4,559,569)           (31,555,146)
                                                          -------------------     -------------------    -------------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                          $ (42,990,792)           $ (3,110,989)    $      (27,551,212)
                                                          ===================     ===================    ===================

                                                          AIM Variable Insurance Funds Sub-Accounts
                                                          -------------------------------------------


                                                            AIM V.I. Money          AIM V.I. Tele-
                                                                Market              communications
                                                          -------------------     -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                           $        1,480,533      $        2,081,429
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                               (335,625)               (142,634)
           Administrative expense                                    (25,886)                (11,313)
                                                          -------------------     -------------------

               Net investment income (loss)                        1,119,022               1,927,482
                                                          -------------------     -------------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                    57,474,909               1,973,882
           Cost of investments sold                               57,474,909               2,358,698
                                                          -------------------     -------------------

               Net realized gains (losses)                                 -                (384,816)

      Change in unrealized gains (losses)                                  -             (10,394,481)
                                                          -------------------     -------------------

               Net realized and unrealized gains
                    (losses) on investments                                -             (10,779,297)
                                                          -------------------     -------------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                     $         1,119,022     $       (8,851,815)
                                                          ===================     ===================




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------


                                                                           AIM Variable
                                                                          Insurance Funds
                                                                           Sub-Accounts
                                                                        -------------------



                                                                          AIM V.I. Value
                                                                        -------------------


      NET INVESTMENT INCOME (LOSS)
      Dividends                                                         $       13,313,894
      Charges from Glenbrook Life and Annuity Company:
           Mortality and expense risk                                           (3,977,924)
           Administrative expense                                                 (311,036)
                                                                        -------------------

               Net investment income (loss)                                      9,024,934
                                                                        -------------------


      NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS
      Realized gains (losses) from sales of investments:
           Proceeds from sales                                                  36,159,254
           Cost of investments sold                                             24,119,005
                                                                        -------------------

               Net realized gains (losses)                                      12,040,249

      Change in unrealized gains (losses)                                      (75,064,808)
                                                                        -------------------

               Net realized and unrealized gains
                    (losses) on investments                                    (63,024,559)
                                                                        -------------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                                                   $      (53,999,625)
                                                                        ===================




      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------



                                           AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                AIM V.I. Aggressive Growth
                                          -----------------------------------


                                               2000          1999
                                          -------------  -------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)         $   (479,082)  $   (106,248)
     Net realized gains (losses)             1,005,081        215,948
     Change in unrealized gains (losses)    (5,007,126)     4,209,609
                                          -------------  -------------
     Increase (decrease) in net assets
         from operations                    (4,481,127)     4,319,309
                                          -------------  -------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                               23,887,585      8,035,288
     Benefit Payments                         (444,035)        (8,753)
     Payments on termination                (1,904,078)      (317,202)
     Contract maintenance charge               (12,034)        (4,663)
     Transfers among the sub-accounts
         and with the Fixed Account - net   15,682,307      1,685,558
                                          -------------  -------------

     Increase (decrease) in net assets
         from capital transactions          37,209,745      9,390,228
                                          -------------  -------------

     INCREASE (DECREASE) IN NET ASSETS      32,728,618     13,709,537

     NET ASSETS AT BEGINNING OF PERIOD      17,117,329      3,407,792
                                          -------------  -------------

     NET ASSETS AT END OF PERIOD          $ 49,845,947   $ 17,117,329
                                          =============  =============

                                            AIM Variable Insurance Funds Sub-Accounts
                                           -------------------------------------------

                                                                             AIM V.I.
                                                 AIM V.I. Balanced          Blue Chip
                                           -----------------------------  -------------


                                               2000             1999           2000
                                           -------------   -------------  -------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   (557,764)   $    356,893   $   (104,190)
     Net realized gains (losses)                422,628         139,346        (27,150)
     Change in unrealized gains (losses)     (3,504,243)      4,020,500     (2,153,898)
                                           -------------   -------------  -------------
     Increase (decrease) in net assets
         from operations                     (3,639,379)      4,516,739     (2,285,238)
                                           -------------   -------------  -------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                17,479,455      15,618,535     17,090,470
     Benefit Payments                        (1,284,092)       (309,234)       (63,554)
     Payments on termination                 (2,638,007)       (989,411)      (209,550)
     Contract maintenance charge                (13,078)         (8,851)        (3,850)
     Transfers among the sub-accounts
         and with the Fixed Account - net    15,512,830      10,092,477      6,608,311
                                           -------------   -------------  -------------

     Increase (decrease) in net assets
         from capital transactions           29,057,108      24,403,516     23,421,827
                                           -------------   -------------  -------------

     INCREASE (DECREASE) IN NET ASSETS       25,417,729      28,920,255     21,136,589

     NET ASSETS AT BEGINNING OF PERIOD       36,773,276       7,853,021              -
                                           -------------   -------------  -------------

     NET ASSETS AT END OF PERIOD           $ 62,191,005    $ 36,773,276   $ 21,136,589
                                           =============   =============  =============




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------



                                            AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                 AIM V.I. Capital Appreciation
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $         2,522,687   $         2,129,286
     Net realized gains (losses)                    12,255,922             5,617,026
     Change in unrealized gains (losses)           (43,817,902)           51,595,684
                                           --------------------  --------------------

     Increase (decrease) in net assets
         from operations                           (29,039,293)           59,341,996
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                       36,594,049            21,442,704
     Benefit Payments                               (3,492,646)           (1,408,893)
     Payments on termination                       (20,543,211)          (11,709,901)
     Contract maintenance charge                       (49,039)              (57,450)
     Transfers among the sub-accounts
         and with the Fixed Account - net           16,861,236            (4,128,252)
                                           --------------------  --------------------

     Increase (decrease) in net assets
         from capital transactions                  29,370,389             4,138,208
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS                 331,096            63,480,204

     NET ASSETS AT BEGINNING OF PERIOD             200,629,128           137,148,924
                                           --------------------  --------------------

     NET ASSETS AT END OF PERIOD           $       200,960,224   $       200,629,128
                                           ====================  ====================


                                           AIM Variable Insurance Funds Sub-Accounts
                                           --------------------------------------------

                                                                          AIM V.I. Dent
                                           AIM V.I. Capital Development   Demographics
                                           -----------------------------  -------------


                                               2000           1999           2000
                                           -------------   -------------  -------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   (138,480)   $    (49,630)  $   (166,819)
     Net realized gains (losses)                407,923          76,773        (37,883)
     Change in unrealized gains (losses)         19,799       1,390,044     (4,841,772)
                                           -------------   -------------  -------------

     Increase (decrease) in net assets
         from operations                        289,242       1,417,187     (5,046,474)
                                           -------------   -------------  -------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                 5,624,402       1,757,832     15,855,876
     Benefit Payments                           (66,114)       (129,146)       (42,696)
     Payments on termination                   (358,311)       (145,588)      (326,089)
     Contract maintenance charge                 (3,416)         (1,505)        (4,446)
     Transfers among the sub-accounts
         and with the Fixed Account - net     3,431,290       1,322,815      9,806,449
                                           -------------   -------------  -------------

     Increase (decrease) in net assets
         from capital transactions            8,627,851       2,804,408     25,289,094
                                           -------------   -------------  -------------

     INCREASE (DECREASE) IN NET ASSETS        8,917,093       4,221,595     20,242,620

     NET ASSETS AT BEGINNING OF PERIOD        6,468,527       2,246,932              -
                                           -------------   -------------  -------------

     NET ASSETS AT END OF PERIOD           $ 15,385,620    $  6,468,527   $ 20,242,620
                                           =============   =============  =============




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------






                                                        AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------------------


                                            AIM V.I. Diversified Income       AIM V.I. Global Utilities
                                           ------------------------------   -------------------------------


                                               2000            1999              2000            1999
                                           --------------  --------------   --------------   --------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   1,439,793   $   1,423,459    $     900,320    $      89,706
     Net realized gains (losses)                (518,645)        (91,824)         875,877          333,302
     Change in unrealized gains (losses)      (1,109,576)     (2,286,057)      (2,963,415)       3,515,858
                                           -------------   --------------   --------------   --------------

     Increase (decrease) in net assets
          from operations                       (188,428)       (954,422)      (1,187,218)       3,938,866
                                           -------------   --------------   --------------   --------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                  2,553,274       3,792,814        5,931,849        2,236,252
     Benefit Payments                           (656,668)       (675,319)        (515,443)        (100,968)
     Payments on termination                  (3,315,480)     (2,196,034)      (1,034,003)        (625,850)
     Contract maintenance charge                  (4,177)         (6,368)          (5,460)         (12,516)
     Transfers among the sub-accounts
         and with the Fixed Account - net      1,214,862         584,051        3,750,407        1,244,957
                                           -------------   --------------   --------------   --------------

     Increase (decrease) in net assets
         from capital transactions              (208,189)      1,499,144        8,127,350        2,741,875
                                           -------------   --------------   --------------   --------------

     INCREASE (DECREASE) IN NET ASSETS          (396,617)        544,722        6,940,132        6,680,741

     NET ASSETS AT BEGINNING OF PERIOD        29,199,725      28,655,003       17,195,013       10,514,272
                                           -------------   --------------   --------------   --------------

     NET ASSETS AT END OF PERIOD           $  28,803,108   $  29,199,725    $  24,135,145    $  17,195,013
                                           =============   ==============   ==============   ==============

                                            AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                AIM V.I. Government Securities
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $           818,010   $           429,837
     Net realized gains (losses)                        33,829              (210,755)
     Change in unrealized gains (losses)               942,145              (528,814)
                                           --------------------  --------------------

     Increase (decrease) in net assets
          from operations                            1,793,984              (309,732)
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                        2,948,382             4,797,984
     Benefit Payments                                 (643,666)             (275,085)
     Payments on termination                        (1,390,480)             (882,622)
     Contract maintenance charge                        (3,298)               (3,191)
     Transfers among the sub-accounts
         and with the Fixed Account - net            2,860,146             3,392,041
                                           --------------------  --------------------

     Increase (decrease) in net assets
         from capital transactions                   3,771,084             7,029,127
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS               5,565,068             6,719,395

     NET ASSETS AT BEGINNING OF PERIOD              18,237,663            11,518,268
                                           --------------------  --------------------

     NET ASSETS AT END OF PERIOD           $        23,802,731   $        18,237,663
                                           ====================  ====================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                         AIM Variable Insurance Funds Sub-Accounts
                                           -------------------------------------------------------------------


                                                   AIM V.I. Growth              AIM V.I. Growth and Income
                                           -------------------------------   ---------------------------------


                                                2000             1999               2000             1999
                                           --------------  ---------------   ---------------   ---------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   3,354,693   $    4,443,782    $    4,146,205    $     (486,396)
     Net realized gains (losses)               7,291,493        4,700,186        10,257,987         5,727,795
     Change in unrealized gains (losses)     (61,391,856)      32,217,069       (57,394,984)       47,095,503
                                           -------------   --------------    --------------    --------------

     Increase (decrease) in net assets
         from operations                     (50,745,670)      41,361,037       (42,990,792)       52,336,902
                                           -------------   --------------    --------------    --------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                 44,528,987       32,904,800        39,618,477        41,198,795
     Benefit Payments                         (3,061,195)      (1,384,416)       (5,040,671)       (2,333,670)
     Payments on termination                 (15,449,228)      (9,060,632)      (19,686,326)       (9,522,305)
     Contract maintenance charge                 (41,952)         (33,261)          (49,625)          (66,649)
     Transfers among the sub-accounts
         and with the Fixed Account - net     30,195,862       10,386,196        29,288,228        13,778,324
                                           -------------   --------------    --------------   ---------------

     Increase (decrease) in net assets
         from capital transactions            56,172,474       32,812,687        44,130,083        43,054,495
                                           -------------   --------------    --------------    --------------

     INCREASE (DECREASE) IN NET ASSETS         5,426,804       74,173,724         1,139,291        95,391,397

     NET ASSETS AT BEGINNING OF PERIOD       177,990,906      103,817,182       230,930,970       135,539,573
                                           -------------   --------------    --------------    --------------

     NET ASSETS AT END OF PERIOD           $ 183,417,710   $  177,990,906    $  232,070,261    $  230,930,970
                                           =============   ==============    ==============    ==============


                                              AIM Variable Insurance Funds Sub-Accounts
                                             ------------------------------------------


                                                       AIM V.I. High Yield
                                             ------------------------------------------


                                                    2000                  1999
                                             --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)            $         1,448,580   $           790,572
     Net realized gains (losses)                        (303,050)               (4,970)
     Change in unrealized gains (losses)              (4,256,519)             (114,157)
                                             --------------------  --------------------

     Increase (decrease) in net assets
         from operations                              (3,110,989)              671,445
                                             --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                          2,814,861             4,635,730
     Benefit Payments                                   (288,682)              (69,216)
     Payments on termination                          (1,234,352)             (518,964)
     Contract maintenance charge                          (2,409)               (2,856)
     Transfers among the sub-accounts
         and with the Fixed Account - net              2,939,647             3,544,455
                                             --------------------  --------------------

     Increase (decrease) in net assets
         from capital transactions                     4,229,065             7,589,149
                                             --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS                 1,118,076             8,260,594

     NET ASSETS AT BEGINNING OF PERIOD                11,821,065             3,560,471
                                             --------------------  --------------------

     NET ASSETS AT END OF PERIOD             $        12,939,141   $        11,821,065
                                             ====================  ====================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------




                                           AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                  AIM V.I. International Equity
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $         4,003,934   $         2,057,460
     Net realized gains (losses)                     2,996,853             1,732,229
     Change in unrealized gains (losses)           (34,551,999)           26,684,961
                                           --------------------  --------------------

     Increase (decrease) in net assets
         from operations                           (27,551,212)           30,474,650
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                       13,813,144             6,382,730
     Benefit Payments                                 (782,312)             (568,866)
     Payments on termination                        (7,595,063)           (4,009,274)
     Contract maintenance charge                       (13,318)              (24,027)
     Transfers among the sub-accounts
         and with the Fixed Account - net            9,247,315             1,139,993
                                           --------------------  --------------------

     Increase (decrease) in net assets
         from capital transactions                  14,669,766             2,920,556
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS             (12,881,446)           33,395,206

     NET ASSETS AT BEGINNING OF PERIOD              90,141,105            56,745,899
                                           --------------------  --------------------

     NET ASSETS AT END OF PERIOD           $        77,259,659   $        90,141,105
                                           ====================  ====================


                                                   AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------

                                                                                  AIM V.I.
                                             AIM V.I. Money Market           Telecommunications
                                           -------------------------------   -------------------


                                             2000              1999                  2000
                                           -------------    --------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $   1,119,022    $     756,927   $         1,927,482
     Net realized gains (losses)                       -                -              (384,816)
     Change in unrealized gains (losses)               -                -           (10,394,481)
                                           -------------    --------------  --------------------

     Increase (decrease) in net assets
         from operations                       1,119,022          756,927            (8,851,815)
                                           -------------    --------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                 14,766,741        6,179,730            13,547,836
     Benefit Payments                         (2,670,818)      (1,376,343)             (170,114)
     Payments on termination                 (21,736,932)     (27,460,642)             (373,338)
     Contract maintenance charge                  (3,237)          (7,523)               (4,181)
     Transfers among the sub-accounts
         and with the Fixed Account - net     13,610,164       30,250,774            11,821,511
                                           -------------    --------------  --------------------

     Increase (decrease) in net assets
         from capital transactions             3,965,918        7,585,996            24,821,714
                                           -------------    --------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS         5,084,940        8,342,923            15,969,899

     NET ASSETS AT BEGINNING OF PERIOD        26,640,676       18,297,753                     -
                                           -------------    --------------  --------------------

     NET ASSETS AT END OF PERIOD           $  31,725,616    $  26,640,676   $        15,969,899
                                           =============    ==============  ====================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------


                                            AIM Variable Insurance Funds Sub-Accounts
                                           ------------------------------------------


                                                         AIM V.I. Value
                                           ------------------------------------------


                                                  2000                  1999
                                           --------------------  --------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income (loss)          $         9,024,934   $         1,653,929
     Net realized gains (losses)                    12,040,249             7,242,550
     Change in unrealized gains (losses)           (75,064,808)           48,321,129
                                           --------------------  --------------------

     Increase (decrease) in net assets
         from operations                           (53,999,625)           57,217,608
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
     Deposits                                       50,854,390            57,580,730
     Benefit Payments                               (4,889,355)           (2,736,914)
     Payments on termination                       (27,452,554)          (15,807,346)
     Contract maintenance charge                       (75,655)              (84,128)
     Transfers among the sub-accounts
         and with the Fixed Account - net           39,811,557            20,233,291
                                           --------------------  --------------------

     Increase (decrease) in net assets
         from capital transactions                  58,248,383            59,185,633
                                           --------------------  --------------------

     INCREASE (DECREASE) IN NET ASSETS               4,248,758           116,403,241

     NET ASSETS AT BEGINNING OF PERIOD             289,539,697           173,136,456
                                           --------------------  --------------------

     NET ASSETS AT END OF PERIOD           $       293,788,455   $       289,539,697
                                           ====================  ====================




     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.    ORGANIZATION

      Glenbrook Life and Annuity Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues three variable annuity contracts the AIM Lifetime Plus-sm-, AIM Lifetime Plus-sm- II, and the AIM Lifetime Enhanced Choice (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (collectively the "Funds").

           AIM V.I. Aggressive Growth             AIM V.I. Government Securities
           AIM V.I. Balanced                      AIM V.I. Growth
           AIM V.I. Blue Chip                     AIM V.I. Growth and Income
           AIM V.I. Capital Appreciation          AIM V.I. High Yield
           AIM V.I. Capital Development           AIM V.I. International Equity
           AIM V.I. Dent Demographics             AIM V.I. Money Market
           AIM V.I. Diversified Income            AIM V.I. Telecommunications
           AIM V.I. Global Utilities              AIM V.I. Value

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

--------------------------------------------------------------------------------


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED

     (Units in whole amounts)
                                                                      AIM Lifetime Plus Variable Annuity
                                                                 ------------------------------------------------------------------


                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               247,763             353,997             (227,086)
         AIM V.I. Balanced                                                        297,688             108,274              (81,577)
         Aim V.I. Blue Chip                                                             -             222,318             (179,117)
         AIM V.I. Capital Appreciation                                          7,460,389             478,104           (1,424,827)
         AIM V.I. Capital Development                                             104,456              47,136              (50,998)
         AIM V.I. Dent Demographics                                                     -             302,323              (47,935)
         AIM V.I. Diversified Income                                            1,949,974             116,487             (531,136)
         AIM V.I. Global Utilities                                                604,243              49,074             (107,832)
         AIM V.I. Government Securities                                           791,933              54,321             (190,428)
         AIM V.I. Growth                                                        4,664,892             364,504             (906,132)
         AIM V.I. Growth and Income                                             6,476,240             362,363           (1,178,236)
         AIM V.I. High Yield                                                      207,626              88,318             (148,211)
         AIM V.I. International Equity                                          3,482,659             291,285             (650,019)
         AIM V.I. Money Market                                                  1,636,925           3,735,871           (4,198,630)
         AIM V.I. Telecommunications                                                    -             131,801              (30,930)
         AIM V.I. Value                                                         8,450,007             542,377           (1,786,624)

                                                                        AIM Lifetime Plus Variable Annuity
                                                                 -----------------------------------------------------



                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               374,674                $      14.15
         AIM V.I. Balanced                                                        324,385                       12.43
         Aim V.I. Blue Chip                                                        43,201                        8.82
         AIM V.I. Capital Appreciation                                          6,513,666                       18.75
         AIM V.I. Capital Development                                             100,594                       12.55
         AIM V.I. Dent Demographics                                               254,388                        7.89
         AIM V.I. Diversified Income                                            1,535,325                       11.55
         AIM V.I. Global Utilities                                                545,485                       19.68
         AIM V.I. Government Securities                                           655,826                       12.15
         AIM V.I. Growth                                                        4,123,264                       19.80
         AIM V.I. Growth and Income                                             5,660,367                       20.33
         AIM V.I. High Yield                                                      147,733                        7.95
         AIM V.I. International Equity                                          3,123,925                       15.90
         AIM V.I. Money Market                                                  1,174,166                       11.98
         AIM V.I. Telecommunications                                              100,871                       20.18
         AIM V.I. Value                                                         7,205,760                       19.00

     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                            AIM Lifetime Plus Variable Annuity Annuitized
                                                                 ------------------------------------------------------------------



                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Capital Appreciation                                                  -               2,279                 (484)
         AIM V.I. Growth                                                                -                 740                 (157)
         AIM V.I. Growth and Income                                                     -               1,377                 (293)
         AIM V.I. International Equity                                                  -               2,610                 (553)
         AIM V.I. Value                                                                 -               2,250                 (477)

                                                                    AIM Lifetime Plus Variable Annuity Annuitized
                                                                 -----------------------------------------------------




                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Capital Appreciation                                              1,795                $      17.38
         AIM V.I. Growth                                                              583                       18.42
         AIM V.I. Growth and Income                                                 1,084                       19.04
         AIM V.I. International Equity                                              2,057                       15.66
         AIM V.I. Value                                                             1,773                       17.99

Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                               AIM Lifetime Plus II Variable Annuity
                                                                 ------------------------------------------------------------------



                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               334,924             838,491             (196,060)
         AIM V.I. Balanced                                                        626,980           1,054,998             (235,744)
         Aim V.I. Blue Chip                                                             -             667,347              (43,027)
         AIM V.I. Capital Appreciation                                            829,707           1,305,474             (277,789)
         AIM V.I. Capital Development                                             125,972             197,627              (35,942)
         AIM V.I. Dent Demographics                                                     -             633,108              (34,570)
         AIM V.I. Diversified Income                                              248,525             290,346              (99,712)
         AIM V.I. Global Utilities                                                112,484             201,846              (24,042)
         AIM V.I. Government Securities                                           402,500             363,152             (123,885)
         AIM V.I. Growth                                                        1,176,171           1,829,654             (356,070)
         AIM V.I. Growth and Income                                             1,472,961           1,778,829             (467,024)
         AIM V.I. High Yield                                                      374,834             443,057             (190,442)
         AIM V.I. International Equity                                            294,021             774,005             (195,952)
         AIM V.I. Money Market                                                    284,221           1,259,805           (1,091,628)
         AIM V.I. Telecommunications                                                    -             205,459              (31,403)
         AIM V.I. Value                                                         1,901,840           2,529,653             (636,847)


                                                                     AIM Lifetime Plus II Variable Annuity
                                                                 -----------------------------------------------------



                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                              977,355                $      15.33
         AIM V.I. Balanced                                                     1,446,234                       12.63
         Aim V.I. Blue Chip                                                      624,320                        8.86
         AIM V.I. Capital Appreciation                                         1,857,392                       13.91
         AIM V.I. Capital Development                                            287,657                       13.68
         AIM V.I. Dent Demographics                                              598,538                        7.92
         AIM V.I. Diversified Income                                             439,159                        9.54
         AIM V.I. Global Utilities                                               290,288                       13.79
         AIM V.I. Government Securities                                          641,767                       11.07
         AIM V.I. Growth                                                       2,649,755                       12.44
         AIM V.I. Growth and Income                                            2,784,766                       13.11
         AIM V.I. High Yield                                                     627,449                        7.97
         AIM V.I. International Equity                                           872,074                       10.80
         AIM V.I. Money Market                                                   452,398                       11.08
         AIM V.I. Telecommunications                                             174,056                       20.25
         AIM V.I. Value                                                        3,794,646                       12.74


     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------


4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                                AIM Lifetime Plus II Variable Annuity
                                                                                  with Enhanced Death Benefit Rider
                                                                 ------------------------------------------------------------------


                                                                                                   Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               314,748             563,328              (65,425)
         AIM V.I. Balanced                                                      1,149,345             923,364             (212,512)
         Aim V.I. Blue Chip                                                             -             664,692              (21,895)
         AIM V.I. Capital Appreciation                                          1,105,150           1,053,037             (162,145)
         AIM V.I. Capital Development                                             195,123             162,702              (34,489)
         AIM V.I. Dent Demographics                                                     -             760,476              (28,789)
         AIM V.I. Diversified Income                                              277,036             233,312             (112,901)
         AIM V.I. Global Utilities                                                146,531             241,706              (34,782)
         AIM V.I. Government Securities                                           330,314             271,078             (162,260)
         AIM V.I. Growth                                                        1,590,694           1,677,401             (251,136)
         AIM V.I. Growth and Income                                             2,087,079           1,750,754             (387,743)
         AIM V.I. High Yield                                                      361,905             245,238             (192,313)
         AIM V.I. International Equity                                            374,374             551,659             (108,891)
         AIM V.I. Money Market                                                    250,507             637,516             (597,375)
         AIM V.I. Telecommunications                                                    -             198,998              (21,889)
         AIM V.I. Value                                                         2,912,880           2,693,043             (568,345)

                                                                      AIM Lifetime Plus II Variable Annuity
                                                                        with Enhanced Death Benefit Rider
                                                                 -----------------------------------------------------




                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               812,651                $      15.26
         AIM V.I. Balanced                                                      1,860,197                       12.57
         Aim V.I. Blue Chip                                                       642,797                        8.84
         AIM V.I. Capital Appreciation                                          1,996,042                       13.84
         AIM V.I. Capital Development                                             323,336                       13.61
         AIM V.I. Dent Demographics                                               731,687                        7.90
         AIM V.I. Diversified Income                                              397,447                        9.49
         AIM V.I. Global Utilities                                                353,455                       13.72
         AIM V.I. Government Securities                                           439,132                       11.01
         AIM V.I. Growth                                                        3,016,959                       12.37
         AIM V.I. Growth and Income                                             3,450,090                       13.04
         AIM V.I. High Yield                                                      414,830                        7.93
         AIM V.I. International Equity                                            817,142                       10.74
         AIM V.I. Money Market                                                    290,648                       11.02
         AIM V.I. Telecommunications                                              177,109                       20.21
         AIM V.I. Value                                                         5,037,578                       12.68



     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------


4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                      AIM Lifetime Plus II Variable Annuity with Enhanced Death
                                                                                 and Income Benefit Combination Rider
                                                                 ------------------------------------------------------------------


                                                                                                   Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               256,328             416,319              (69,194)
         AIM V.I. Balanced                                                        696,094             432,519             (155,135)
         Aim V.I. Blue Chip                                                             -             263,414               (5,875)
         AIM V.I. Capital Appreciation                                            691,747             604,967             (159,886)
         AIM V.I. Capital Development                                              94,929             135,823              (16,380)
         AIM V.I. Dent Demographics                                                     -             464,788              (24,419)
         AIM V.I. Diversified Income                                              156,436             191,159              (73,790)
         AIM V.I. Global Utilities                                                 81,745             130,535              (23,031)
         AIM V.I. Government Securities                                           192,103             153,377              (93,031)
         AIM V.I. Growth                                                        1,047,361             950,037             (270,697)
         AIM V.I. Growth and Income                                             1,263,124           1,035,289             (289,043)
         AIM V.I. High Yield                                                      246,594             232,165             (122,693)
         AIM V.I. International Equity                                            266,112             454,501              (86,638)
         AIM V.I. Money Market                                                    209,100             731,442             (575,646)
         AIM V.I. Telecommunications                                                    -             178,327              (20,761)
         AIM V.I. Value                                                         1,742,887           1,468,336             (398,260)


                                                                  AIM Lifetime Plus II Variable Annuity with Enhanced
                                                                       Death and Income Benefit Combination Rider
                                                                 -----------------------------------------------------





                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               603,453                $      15.18
         AIM V.I. Balanced                                                        973,478                       12.50
         Aim V.I. Blue Chip                                                       257,539                        8.82
         AIM V.I. Capital Appreciation                                          1,136,828                       13.77
         AIM V.I. Capital Development                                             214,372                       13.54
         AIM V.I. Dent Demographics                                               440,369                        7.89
         AIM V.I. Diversified Income                                              273,805                        9.44
         AIM V.I. Global Utilities                                                189,249                       13.65
         AIM V.I. Government Securities                                           252,449                       10.96
         AIM V.I. Growth                                                        1,726,701                       12.31
         AIM V.I. Growth and Income                                             2,009,370                       12.98
         AIM V.I. High Yield                                                      356,066                        7.89
         AIM V.I. International Equity                                            633,975                       10.69
         AIM V.I. Money Market                                                    364,896                       10.97
         AIM V.I. Telecommunications                                              157,566                       20.17
         AIM V.I. Value                                                         2,812,963                       12.61



     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                       AIM Lifetime Plus II Variable Annuity with
                                                                  Enhanced Death and Income Benefit Combination Rider II
                                                                 -------------------------------------------------------



                                                                                                   Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                     -              49,563                 (850)
         AIM V.I. Balanced                                                              -              22,947               (2,042)
         Aim V.I. Blue Chip                                                             -              63,263               (1,247)
         AIM V.I. Capital Appreciation                                                  -              53,976                 (763)
         AIM V.I. Capital Development                                                   -               7,377                 (556)
         AIM V.I. Dent Demographics                                                     -              23,693               (1,803)
         AIM V.I. Diversified Income                                                    -               1,650                 (535)
         AIM V.I. Global Utilities                                                      -               2,748                  (74)
         AIM V.I. Government Securities                                                 -                 944                    -
         AIM V.I. Growth                                                                -              51,919                 (354)
         AIM V.I. Growth and Income                                                     -              60,282               (1,894)
         AIM V.I. High Yield                                                            -               2,364                   (1)
         AIM V.I. International Equity                                                  -              10,185                   (3)
         AIM V.I. Money Market                                                          -              50,819              (29,952)
         AIM V.I. Telecommunications                                                    -              12,100                 (327)
         AIM V.I. Value                                                                 -              79,144               (2,099)


                                                                      AIM Lifetime Plus II Variable Annuity with
                                                                 Enhanced Death and Income Benefit Combination Rider II
                                                                 -------------------------------------------------------





                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

 Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                48,713                $      15.17
         AIM V.I. Balanced                                                         20,905                       12.50
         Aim V.I. Blue Chip                                                        62,016                        8.82
         AIM V.I. Capital Appreciation                                             53,213                       13.76
         AIM V.I. Capital Development                                               6,821                       13.53
         AIM V.I. Dent Demographics                                                21,890                        7.88
         AIM V.I. Diversified Income                                                1,115                        9.44
         AIM V.I. Global Utilities                                                  2,674                       13.65
         AIM V.I. Government Securities                                               944                       10.95
         AIM V.I. Growth                                                           51,565                       12.31
         AIM V.I. Growth and Income                                                58,388                       12.97
         AIM V.I. High Yield                                                        2,363                        7.88
         AIM V.I. International Equity                                             10,182                       10.68
         AIM V.I. Money Market                                                     20,867                       10.96
         AIM V.I. Telecommunications                                               11,773                       20.16
         AIM V.I. Value                                                            77,045                       12.61



Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                          AIM Lifetime Enhanced Choice
                                                                 ------------------------------------------------------------------



                                                                                                  Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                     -             444,388              (32,948)
         AIM V.I. Balanced                                                              -             305,482              (34,492)
         Aim V.I. Blue Chip                                                             -             491,435              (46,229)
         AIM V.I. Capital Appreciation                                                  -             787,836             (187,277)
         AIM V.I. Capital Development                                                   -             143,814               (6,545)
         AIM V.I. Dent Demographics                                                     -             327,233              (20,126)
         AIM V.I. Diversified Income                                                    -              36,167                 (576)
         AIM V.I. Global Utilities                                                      -             152,244              (19,765)
         AIM V.I. Government Securities                                                 -              57,145               (3,998)
         AIM V.I. Growth                                                                -             785,732              (68,684)
         AIM V.I. Growth and Income                                                     -             629,057              (47,196)
         AIM V.I. High Yield                                                            -              41,472               (3,107)
         AIM V.I. International Equity                                                  -             461,126             (275,086)
         AIM V.I. Money Market                                                          -             982,607             (711,417)
         AIM V.I. Telecommunications                                                    -             333,992              (30,905)
         AIM V.I. Value                                                                 -             557,075              (25,417)


                                                                           AIM Lifetime Enhanced Choice
                                                                 -----------------------------------------------------





                                                                                                   Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                411,440               $        9.07
         AIM V.I. Balanced                                                         270,990                        9.66
         Aim V.I. Blue Chip                                                        445,206                        8.87
         AIM V.I. Capital Appreciation                                             600,559                        8.59
         AIM V.I. Capital Development                                              137,269                       10.05
         AIM V.I. Dent Demographics                                                307,107                        8.31
         AIM V.I. Diversified Income                                                35,591                       10.23
         AIM V.I. Global Utilities                                                 132,479                        9.50
         AIM V.I. Government Securities                                             53,147                       10.69
         AIM V.I. Growth                                                           717,048                        7.68
         AIM V.I. Growth and Income                                                581,861                        8.58
         AIM V.I. High Yield                                                        38,365                        8.47
         AIM V.I. International Equity                                             186,040                        8.43
         AIM V.I. Money Market                                                     271,190                       10.26
         AIM V.I. Telecommunications                                               303,087                        7.03
         AIM V.I. Value                                                            531,658                        8.54



     Units relating to accrued contract maintenance charges are included in units redeemed.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

4. UNITS ISSUED AND REDEEMED (continued)

     (Units in whole amounts)
                                                                   AIM Lifetime Enhanced Choice with Enhanced Death Benefit Rider
                                                                 ------------------------------------------------------------------



                                                                                             Unit activity during 2000:
                                                                                            ---------------------------------------

                                                                     Units Outstanding            Units                Units
                                                                    December 31, 1999            Issued              Redeemed
                                                                 -------------------------  ------------------   ------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                                     -             415,527              (25,864)
         AIM V.I. Balanced                                                              -             156,189               (4,995)
         Aim V.I. Blue Chip                                                             -             332,568              (19,064)
         AIM V.I. Capital Appreciation                                                  -             471,471              (29,685)
         AIM V.I. Capital Development                                                   -             153,163              (12,459)
         AIM V.I. Dent Demographics                                                     -             191,968               (8,929)
         AIM V.I. Diversified Income                                                    -              15,306                  (94)
         AIM V.I. Global Utilities                                                      -              80,133               (9,840)
         AIM V.I. Government Securities                                                 -              58,583               (6,758)
         AIM V.I. Growth                                                                -             562,643              (31,287)
         AIM V.I. Growth and Income                                                     -             462,948              (39,368)
         AIM V.I. High Yield                                                            -              39,732               (1,277)
         AIM V.I. International Equity                                                  -             110,999               (2,293)
         AIM V.I. Money Market                                                          -             413,695             (176,213)
         AIM V.I. Telecommunications                                                    -             198,034              (14,988)
         AIM V.I. Value                                                                 -             443,354              (17,741)


                                                                                AIM Lifetime Enhanced Choice
                                                                             with Enhanced Death Benefit Rider
                                                                 -----------------------------------------------------





                                                                                                  Accumulation
                                                                    Units Outstanding              Unit Value
                                                                    December 31, 2000           December 31, 2000
                                                                 -------------------------  --------------------------

Investments in the AIM Variable Insurance Funds Sub-Accounts:
         AIM V.I. Aggressive Growth                                               389,663               $        9.06
         AIM V.I. Balanced                                                        151,194                        9.65
         Aim V.I. Blue Chip                                                       313,504                        8.86
         AIM V.I. Capital Appreciation                                            441,786                        8.58
         AIM V.I. Capital Development                                             140,704                       10.04
         AIM V.I. Dent Demographics                                               183,039                        8.30
         AIM V.I. Diversified Income                                               15,212                       10.21
         AIM V.I. Global Utilities                                                 70,293                        9.49
         AIM V.I. Government Securities                                            51,825                       10.67
         AIM V.I. Growth                                                          531,356                        7.67
         AIM V.I. Growth and Income                                               423,580                        8.57
         AIM V.I. High Yield                                                       38,455                        8.46
         AIM V.I. International Equity                                            108,706                        8.42
         AIM V.I. Money Market                                                    237,482                       10.25
         AIM V.I. Telecommunications                                              183,046                        7.02
         AIM V.I. Value                                                           425,613                        8.53


     Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

Glenbrook Life and Annuity Company Financial Statements are contained in Part B of this Registration Statement. The Financial Statements of Glenbrook Life and Annuity Company Separate Account A also are contained in Part B of this Registration Statement.

     (b)  EXHIBITS

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-62203) dated April 23, 1996.)

(2)     Not Applicable

(3) Form of Underwriting Agreement (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-62203) dated November 22, 1995.)

(4)(a) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract (Previously filed in the initial filing of this Registration Statement (File No. 033-62203) dated August 28, 1995.)

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000.)

(5) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract Application (Previously filed in the initial filing to this Registration Statement (File No. 033-62203) dated August 28, 1995.)

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(7) Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 033-62203) dated November 22, 1995.)

(8) Participation Agreement with AIM Variable Insurance Funds (Previously filed in Post-Effective Amendment No. 1 this Registration Statement (File No. 033-62203) dated April 23, 1996.)

(9)(a) Opinion and Consent of General Counsel (Previously filed in the initial filing of this Registration Statement (File No. 333-50879) dated
       April 24, 1998.)

(9)(b) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-50879) dated April 30, 1999.)

(9)(c) Opinion and Consent of General Counsel (Previously filed in
       Post- Effective Amendment No. 2 to this Registration Statement (File No. 333-50879) dated December 30, 1999.)

(9)(d) Opinion and Consent of General Counsel (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000.)

(10)(a) Independent Auditors' Consent

    (b) Consent of Foley & Lardner

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 033-62203) dated April 1, 1997.)

(13)(b) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-50879) dated April 21, 2000.)

(13)(c) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000.)

(13)(d) Performance Data Calculations filed herewith.

(14)    Not applicable

(99)(a)POWERS OF ATTORNEY FOR THOMAS J. WILSON, II, MICHAEL J. VELOTTA, AND SAMUEL H. PILCH (PREVIOUSLY FILED IN POST-EFFECTIVE AMENDMENT NO. 4 TO THIS REGISTRATION STATEMENT (FILE NO. 333-50879), DATED APRIL 21, 2000.)

(99)(b)POWERS OF ATTORNEY FOR MARGARET G. DYER, JOHN C. LOUNDS, J. KEVIN MCCARTHY, AND MARLA G. FRIEDMAN (PREVIOUSLY FILED IN POST-EFFECTIVE AMENDMENT NO. 5 TO THIS REGISTRATION STATEMENT (FILE NO. 333-50879) DATED JULY 5, 2000.)

(99)(c)POWER OF ATTORNEY FOR STEVEN C. VERNEY FILED HEREWITH.

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR, GLENBROOK LIFE AND ANNUITY COMPANY

NAME AND PRINCIPAL           POSITION AND OFFICE WITH
BUSINESS ADDRESS             DEPOSITOR OF THE ACCOUNT


Thomas J. Wilson, II         Director, President and Chief Executive Officer
                                       (Principal Executive Officer)
Michael J. Velotta           Director, Vice President, Secretary
                                      and General Counsel
Marla G. Friedman            Director and Vice President

Margaret G. Dyer             Director
John C. Lounds               Director
J. Kevin McCarthy            Director
Steven C. Verney             Director and Vice President (Principal
                             Financial Officer)
John R. Hunter               Vice President
Kevin R. Slawin              Vice President
Karen C. Gardner             Vice President
Sarah R. Donahue             Assistant Vice President
Timothy N. Vander Pas        Assistant Vice President
Samuel H. Pilch              Vice President and Controller (Principal
                             Accounting Officer)
Casey J. Sylla               Chief Investment Officer
James P. Zils                Treasurer
Barry S. Paul                Assistant Vice President and Assistant Treasurer
Joanne M. Derrig             Assistant Secretary, Assistant General Counsel
                             and Chief Compliance Officer
Paul N. Kierig               Assistant Secretary
Mary J. McGinn               Assistant Secretary
Susan L. Lees                Assistant Secretary
Carol S. Watson              Assistant Secretary
Errol Cramer                 Corporate Actuary
Patricia W. Wilson           Assistant Treasurer

The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 26, 2001 (File No. 1-11840). See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2001, there were 8,172 nonqualified contracts and 4,101 qualified contracts.

28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. ("Principal Underwriter"), provide for the indemnification of The directors, officers and controlling persons, against expenses, judgements, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.    PRINCIPAL UNDERWRITER, ALFS, INC.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

 Allstate Financial Advisors Separate Account I
 Allstate Life Insurance Separate Account A
 Allstate Life of New York Separate Account A
 Glenbrook Life and Annuity Company Separate Account A
 Glenbrook Life and Annuity Company Variable Annuity Account
 Glenbrook Life and Annuity Variable Account
 Glenbrook Life Discover Variable Account A
 Glenbrook Life Variable Life Separate Account A
 Glenbrook Life Multi-Manager Variable Account
 Glenbrook Life Scudder Variable Account A
 Glenbrook Life AIM Variable Separate Account A
 Lincoln Benefit Life Variable Annuity Account
 Lincoln Benefit Life Variable Account
 Charter National Variable Annuity Account
 Charter National Variable Account
 Intramerica Variable Annuity Account

(b)  The directors and principal officers of the principal underwriter are:

Name and Principal Business

Address* of Each Such Person        Positions and Offices with Underwriter
----------------------------        --------------------------------------
John R. Hunter                         Director, President and Chief Executive
                                       Officer
Kevin R. Slawin                        Director
Michael J. Velotta                     Director and Secretary
Thomas J. Wilson, II                   Director
Janet M. Albers                        Vice President, Controller AND TREASURER
Brent H. Hamann                        Vice President
Andrea J. Schur                        Vice President
James P. Zils                          ASSISTANT TREASURER
Lisa A. Burnell                        Assistant Vice President and Compliance
                                       Officer
Joanne M. Derrig                       Assistant Secretary and Assistant
                                       General Counsel
Carol S. Watson                        Assistant Secretary
SUSAN L. LEES                          ASSISTANT SECRETARY
Barry S. Paul                          Assistant Treasurer

*The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)  Compensation of ALFS, Inc.

None.

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Registrant represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, 18th DAY OF April, 2001.


                       GLENBROOK LIFE AND ANNUITY COMPANY
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)



                               By:/s/MICHAEL J. VELOTTA
                               Michael J. Velotta
                               Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company ON THE DAY OF April 4, 2001.

*/THOMAS J. WILSON, II              President, Chief Executive Officer,
  Thomas J. Wilson, II                and Director (Principal Executive Officer)

/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                    General Counsel, and Director

*/SAMUEL H. PILCH                   Vice President and Controller (Principal
Samuel H. Pilch                       Accounting Officer)

*/MARGARET G. DYER                  DIRECTOR
Margaret G. Dyer

*/JOHN C. LOUNDS                    DIRECTOR
John C. Lounds

*/J. KEVIN MCCARTHY                 DIRECTOR
J. Kevin Mccarthy

*/STEVEN C. VERNEY                  DIRECTOR AND VICE PRESIDENT (PRINCIPAL
Steven C. Verney                      FINANCIAL OFFICER)

*/MARLA G. FRIEDMAN                 DIRECTOR AND VICE PRESIDENT
Marla G. Friedman

*/ By Michael J. Velotta, pursuant to Power of Attorney filed previously or herewith.

EXHIBIT LIST                            DESCRIPTION
------------                            -----------

(10)(a)                                 Independent Auditors' Consent

(10)(b)                                 Consent of Foley and Lardner

(13)(d)                                 Performance Data Calculations

(99)(c)                                 Power of Attorney